NATIONWIDE Family of Funds Annual Report                    2001

[GRAPHIC OMITTED]

                                                Nationwide Large Cap Growth Fund

                                                 Nationwide Large Cap Value Fund

                                                       Nationwide Small Cap Fund


NATIONWIDE (R)
Family of Funds

[GRAPHIC OMITTED]

ANNUAL MESSAGE
TO SHAREHOLDERS

Oct. 31, 2001
Paul J. Hondros
President, Chief Executive Officer
Villanova Capital

DEAR FELLOW SHAREHOLDERS:

     During 2001, mutual fund investors were caught in one of the most broad-based market declines on record. The strength and resilience of America's economy and our national psyche were fiercely tested. Declining corporate earnings, economic recession, rising unemployment and international terrorist activity served to amplify market volatility.

     Combined, these forces served to underscore the importance of diversification and asset allocation, coupled with sound professional investment advice.

ECONOMIC RECESSION

     The intense market volatility and economic slowdown that began in 2000 continued unabated into 2001, fueled by lagging sales, unsold inventories, negative corporate earnings reports and mounting layoffs. According to statistics released by the National Bureau of Economic Research, the U.S. economy officially entered into a recession at the end of March.

     As we were preparing our April 30 midyear report to you, the slowing economy, high inventories and the market's ultra sensitivity to even a hint of bad news had driven most of the major U.S. equity benchmarks deep into negative territory.

DIRE STRAITS FOR EQUITY

     2001 was exceptionally tough on growth and technology investors, and our growth fund offerings followed suit. Growth's benchmark, the Russell 1000 Growth Index, posted a -39.95% return at the close of our reporting year. The Nasdaq Composite Index was down -37.11%, and the S&P 500 Index was down -12.07% as of April 30. By Oct. 31, these key performance benchmarks had dipped further to returns of -49.84% and -24.90%, respectively.

     For a more detailed performance report on all the Nationwide Family of Funds, please read the portfolio management discussions that follow.

THE FED'S MONETARY STIMULUS

     Since Jan. 3, 2001, the Fed has moved aggressively to fuel the economy. By Aug. 21, seven rate cuts-a total of 300 basis points-dropped the Fed rate to 3.5%.

     Following Sept. 11, the Fed undertook four more cuts-an additional 175 basis points-bringing the interest rate to a 40-year low of 1.75% on Dec. 11.

CONGRESS' PENDING FISCAL STIMULUS PACKAGE

     As the calendar year ends, Congress is slogging through debates on a large economic stimulus package.

     On the surface, this package has the potential to lower marginal tax rates for some individuals and corporations, modestly extend unemployment benefits to cushion corporate cost-cutting layoffs, and increase spending on security to help renew confidence in domestic air travel.

     However, the final package may be fairly diluted by all the politics. If so, the financial markets may react negatively because they were expecting federal surpluses to pay for backloaded tax cuts during the next decade.

INTERNATIONAL MARKETS

     The United Kingdom, European and Pacific Rim countries also are implementing stimulative fiscal policies. However, the Pacific Rim is being pulled down by Japan as its core companies continue to struggle with costs, and pink slips continue to pile up.

  THE STRUGGLE: OPTIMISM FOR TOMORROW VS.
TODAY'S CORPORATE EARNINGS REALITY

     Increasing market liquidity-fostered by aggressive domestic and international monetary initiatives, controlled inflation and a proactive U.S. fiscal policy-should eventually take hold and resuscitate earnings and the equity markets.

     In the near term, investors will remain engaged in the struggle to overcome poor corporate earnings. This scenario was underscored when the markets were hit by grim profit outlooks from the nation's leading "blue chip" companies just as we were in the final stages of preparing this report.

WE DO SEE SIGNS OF RECOVERY

     Historically, the markets have tended to begin responding to the Fed's easings within nine to 12 months, while stock prices have tended to anticipate upturns in profits by six months.

     In keeping with this trend, the Fed's rate reductions during the first quarter of 2001 appeared to be providing liquidity, helping equities modestly advance as we went to press with this report in late December.

     According to the U.S. Labor Department, productivity growth remains remarkably strong and jobless claims are down from their October peak. Inflation rates in the United States and Europe are expected to remain under control, falling to between 1% and 1.5% during 2002.

     Also, growth investing-particularly in technology-made advances during November and December. As Christmas approached, the Nasdaq was up around 2,000, the Dow was at 10,000 and the S&P 500 was at 1,100. On the international front, emerging markets, Latin America and the Pacific/Asia (ex-Japan) markets also were showing signs of improvement, posting impressive returns since Sept. 30.

     Despite these early indicators, we remain cautious. Consequently, although we believe corporate profits will be weak well into the second quarter of 2002, we're becoming less defensive in our portfolio construction as the 2001 calendar year concludes.

OUR UNWAVERING COMMITMENT TO YOU

     This is a fundamentally different economy than it was 10 years ago. The world and financial markets have changed forever, and the next few years will be very challenging for investors.

     We earnestly believe a successful investment portfolio in the years to come will rely heavily upon a professionally advised, diversified global asset allocation strategy that looks beyond consensus thinking for excellent opportunities overlooked by others.

     Whatever the markets hold for us going forward, we will remain steadfast in our commitment to provide you with a diverse range of investment solutions built on global talent and expertise, and disciplined, world-class investment processes. Our mission remains to produce competitive, risk-adjusted returns in all of our products to help you meet your investment objectives.

     In keeping with this commitment, on Sept. 10 we announced the addition of Young D. Chin as chief investment officer of our operations in the United States.

     Chin has an impressive 25-year investment track record and a reputation for building world-class equity investment management teams. He was previously with Brown Brothers Harriman & Co., where he served as managing director and head of equity portfolios, fundamental research, quantitative analysis and trading. His experienced leadership was of great value to our team and shareholders as we worked to ensure portfolio stability following Sept. 11.

     On behalf of our investment management team, we wish you a prosperous year and look forward to continuing our relationship with you and your financial professional during 2002.

Sincerely,


/s/ Paul J. Hondros
Paul J. Hondros


CONTENTS

     1     MESSAGE TO SHAREHOLDERS
     2     FUND HIGHLIGHTS
     4     NATIONWIDE LARGE CAP GROWTH FUND
     8     NATIONWIDE LARGE CAP VALUE FUND
     11    NATIONWIDE SMALL CAP FUND
     16    STATEMENTS OF ASSETS AND LIABILITIES
     17    STATEMENTS OF OPERATIONS
     18    STATEMENTS OF CHANGES IN NET ASSETS
     19    FINANCIAL HIGHLIGHTS
     22    NOTES TO FINANCIAL STATEMENTS
     28    INDEPENDENT AUDITORS' REPORT

NATIONWIDE(R) MUTUAL FUNDS FUND HIGHLIGHTS
--------------------------------------------------------------------------------


NATIONWIDE LARGE CAP GROWTH FUND
(FORMERLY THE PRESTIGE LARGE CAP GROWTH FUND)

INVESTMENT STRATEGY

     The Fund seeks long-term capital appreciation through a diversified portfolio of equity securities of large-capitalization U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration in choosing securities.

PORTFOLIO MANAGERS
Robert C. Jones, CFA, Victor H. Pinter and Melissa Brown, of Goldman Sachs Asset Management, subadviser to the Fund.

** NorthPointe Capital replaced Brinson Partners as subadviser on March 1, 2001.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF OCTOBER 31, 2001             % OF NET ASSETS
==================================================
General Electric Co.                   7.2%
Capital Goods
--------------------------------------------------
Pfizer, Inc.                           5.8%
Drugs
--------------------------------------------------
Microsoft Corp.                        4.8%
Computer Software & Services
--------------------------------------------------
International Business Machines Corp.  3.3%
Computer Equipment
--------------------------------------------------
Intel Corp.                            2.8%
Computer Equipment
--------------------------------------------------
AOL Time Warner, Inc.                  2.2%
Multi-Media
--------------------------------------------------
Wal-Mart Stores, Inc.                  2.1%
Retail
--------------------------------------------------
Home Depot, Inc.                       2.1%
Retail
--------------------------------------------------
Eli Lilly & Co.                        2.0%
Drugs
--------------------------------------------------
Johnson & Johnson                      1.9%
Healthcare
--------------------------------------------------

NATIONWIDE LARGE CAP VALUE FUND
(FORMERLY THE PRESTIGE LARGE CAP VALUE FUND)

INVESTMENT STRATEGY

     The Fund seeks to maximize total return, consisting of both capital appreciation and current income. The Fund invests primarily in U.S. equity securities that the portfolio managers believe are currently undervalued.

PORTFOLIO MANAGERS
Peter J. Cahill, Jeffrey C. Petherick and Mary C. Champagne, of NorthPointe Capital LLC, subadviser to the Fund.**

** NorthPointe Capital replaced Brinson Partners as subadviser on March 1, 2001.

TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF OCTOBER 31, 2001            % OF NET ASSETS
=================================================
Exxon Mobil Corp.                      5.5%
Oil & Gas
-------------------------------------------------
Citigroup, Inc.                        4.6%
Financial / Miscellaneous
-------------------------------------------------
Verizon Communications, Inc.           3.4%
Telecommunications
-------------------------------------------------
Bank of America Corp.                  2.6%
Banks
-------------------------------------------------
Proctor & Gamble Co.                   2.3%
Cosmetics / Toiletries
-------------------------------------------------
SBC Communications, Inc.               2.3%
Telecommunications
-------------------------------------------------
International Business Machines Corp.  1.9%
Computer Hardware
-------------------------------------------------
ChevronTexaco Corp.                    1.8%
Oil & Gas
-------------------------------------------------
Fannie Mae                             1.5%
Financial / Miscellaneous
-------------------------------------------------
PepsiCo, Inc.                          1.5%
Beverages - Non-alcoholic
-------------------------------------------------

*Excludes short-term investments, cash and cash equivalents.


2  NATIONWIDE

NATIONWIDE(R) MUTUAL FUNDS FUND HIGHLIGHTS
--------------------------------------------------------------------------------


NATIONWIDE SMALL CAP FUND
(FORMERLY THE PRESTIGE SMALL CAP FUND)

INVESTMENT STRATEGY

     The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests primarily in equity securities issued by companies that have small market capitalizations.

PORTFOLIO MANAGERS
The Fund is managed by the Structured Products Group of INVESCO, Inc., subadviser to the Fund.

TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF OCTOBER 31, 2001             % OF NET ASSETS
==================================================
Mentor Corp.                           1.1%
Healthcare
--------------------------------------------------
Independence Community Bank Corp.      1.0%
Banking
--------------------------------------------------
Perrigo Co.                            1.0%
Drugs
--------------------------------------------------
Ryder System, Inc.                     1.0%
Services
--------------------------------------------------
Commercial Federal Corp.               0.9%
Financial / Banks
--------------------------------------------------
Cooper Co., Inc.                       0.8%
Healthcare
--------------------------------------------------
Provident Bankshares Corp.             0.8%
Financial / Banks
--------------------------------------------------
Irwin Financial Corp.                  0.8%
Financial / Banks
--------------------------------------------------
Toro Co.                               0.8%
Machinery
--------------------------------------------------
UGI Corp.                              0.8%
Oil & Gas
--------------------------------------------------

*Excludes short-term investments, cash and cash equivalents.


                                                                    NATIONWIDE 3

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Large Cap Growth Fund (formerly the Prestige Large Cap Growth Fund) returned -39.92%(a) versus -39.95% for the Russell 1000 Growth Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE FUND PERFORMANCE?

     When managing the Fund, we do not take size or sector bets. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts, and companies with strong profit margins and sustainable earnings. Over the long-term, these factors have led to excess returns, although they typically work well at different times and under different market environments. Of our investment factors, profitability was the biggest contributor to positive performance from January (when it was added to the return model) through September. Momentum hurt performance, particularly toward the end of 2000 and the beginning of 2001 but then added to performance throughout the rest of the year. Valuation also added to performance during the period. Fundamental research was disappointing overall, while returns to earnings quality were slightly positive.

     The Fund's technology stocks underperformed the Index's and, at more than 35% of both the Fund and its benchmark index's weighting, negatively impacted relative and absolute performance. For most other sectors, stock selection during the period was positive. The Fund's holdings in telecommunications and financials, in particular, outperformed their benchmark counterparts significantly.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     We avoided holdings in JDS Uniphase and AES Corp., which turned in very poor performances in the Index. An underweighting in Cisco Systems Inc. was a big source of positive relative returns, while overweightings in Sanmina Holdings, Adobe Systems and Solectron Corp. detracted from relative performance.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     Looking ahead, we continue to believe that cheaper stocks with solid earnings growth should outpace more expensive ones, and good momentum stocks should do better than poor momentum stocks. We also prefer names favored by fundamental research analysts, as well as companies that are profitable and have sustainable earnings.

Portfolio Manager: Goldman Sachs Asset Management-Subadviser
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $43,318,181

OCTOBER 31, 2001


AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                        1     INCEPTION(5)
===============================================================
Class A                         w/o SC**  -39.92%        -4.35%
                                w/SC1     -43.38%        -6.23%
---------------------------------------------------------------
Class B                         w/o SC**  -40.98%        -5.34%
                                w/SC2     -43.81%        -6.25%
---------------------------------------------------------------
Class C*                        w/o SC**  -40.91%        -5.30%
                                w/SC3     -42.04%        -5.62%
---------------------------------------------------------------
Institutional Service Class(4)            -39.73%        -4.17%
---------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on November 2, 1998.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.





Class A      Load   Russell 1000 Growth   CPI
11/2/1998.   9,425               10,000  10,000
10/31/1999  12,799               13,425  10,256
10/31/2000  13,729               14,678  10,610
10/31/2001   8,249                8,815  10,896





Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Russell 1000 Growth is comprised of the 1,000 largest U.S. companies, based upon total market capitalization, whose stocks have a greater than average growth orientation.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


4  NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                 SHARES
                                                   OR
                                                PRINCIPAL    MARKET
                                                 AMOUNT      VALUE
COMMON STOCK  (99.7%)
---------------------------------------------------------------------
AEROSPACE  (0.4%)
Lockheed Martin Corp.                               2,400  $  117,048
United Technologies Corp.                             700      37,723
                                                           ----------
                                                              154,771
                                                           ----------
---------------------------------------------------------------------
AIRLINES  (0.1%)
SkyWest, Inc.                                       2,100      38,430
                                                           ----------
---------------------------------------------------------------------
APPAREL  (0.1%)
Talbots, Inc.                                       2,200      62,700
                                                           ----------
---------------------------------------------------------------------
AUTOMOBILES  (0.2%)
General Motors Corp. Class H (b)                    5,900      81,125
                                                           ----------
---------------------------------------------------------------------
BATTERIES  (0.0%)
Energizer Holdings, Inc. (b)                            1          16
                                                           ----------
---------------------------------------------------------------------
BEVERAGES / SOFT DRINK  (1.1%)
Coca-Cola Co.                                       6,300     301,644
Pepsi Bottling Group, Inc.                          1,100      51,128
PepsiCo, Inc.                                       2,700     131,517
                                                           ----------
                                                              484,289
                                                           ----------
---------------------------------------------------------------------
BIOTECHNOLOGY  (0.3%)
Applera Corp.                                       3,900     113,802
                                                           ----------
---------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (0.8%)
EchoStar Communications Corp. (b)                   1,700      39,423
Viacom, Inc. Class B (b)                            8,770     320,193
                                                           ----------
                                                              359,616
                                                           ----------
---------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES  (0.7%)
3Com Corp. (b)                                      3,100      12,834
eBay, Inc. (b)                                      3,200     167,936
Pitney Bowes, Inc.                                  3,600     131,976
                                                           ----------
                                                              312,746
                                                           ----------
---------------------------------------------------------------------
CAPITAL GOODS  (7.9%)
General Electric Co.                               85,600   3,116,696
Tyco International, Ltd.                            6,600     324,324
                                                           ----------
                                                            3,441,020
                                                           ----------
---------------------------------------------------------------------
CHEMICALS  (0.4%)
Cabot Microelectronics Corp. (b)                    2,600     172,328
                                                           ----------
---------------------------------------------------------------------
COMPUTER EQUIPMENT  (8.7%)
Dell Computer Corp. (b)                            30,700     736,186
Intel Corp.                                        50,500   1,233,210
International Business Machines Corp.              13,400   1,448,138
Sun Microsystems, Inc. (b)                         35,300     358,295
                                                           ----------
                                                            3,775,829
                                                           ----------
---------------------------------------------------------------------


                                                 SHARES
                                                   OR
                                                PRINCIPAL    MARKET
                                                 AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (10.0%)
Adobe Systems, Inc.                                 6,200  $  163,680
Affiliated Computer Services, Inc. Class A (b)      4,500     396,225
Automatic Data Processing, Inc.                     3,000     154,980
CheckFree Corp. (b)                                   800      11,264
Cisco Systems, Inc. (b)                            45,000     761,400
Electronic Arts, Inc. (b)                           2,300     118,358
Exodus Communications, Inc. (b)                     5,200         692
Mentor Graphics Corp. (b)                           2,500      47,400
Microsoft Corp. (b)                                35,700   2,075,955
NVIDIA Corp. (b)                                    5,000     214,300
PeopleSoft, Inc. (b)                                5,800     172,666
Peregrine Systems, Inc. (b)                         3,000      43,320
Sapient Corp. (b)                                     400       1,724
Sybase, Inc. (b)                                    2,300      31,280
Symantec Corp. (b)                                  2,500     137,475
                                                           ----------
                                                            4,330,719
                                                           ----------
---------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (0.3%)
Jacobs Engineering Group, Inc. (b)                  1,700     111,418
                                                           ----------
---------------------------------------------------------------------
CONSUMER PRODUCTS  (3.9%)
Avon Products, Inc.                                 7,600     355,908
Colgate-Palmolive Co.                               9,300     534,936
Danaher Corp.                                       3,000     167,220
Procter & Gamble Co.                                8,500     627,130
                                                           ----------
                                                            1,685,194
                                                           ----------
---------------------------------------------------------------------
DRUGS  (16.3%)
Allergan, Inc.                                      4,000     287,160
American Home Products Corp.                       11,700     653,211
Amgen, Inc. (b)                                    11,800     670,476
Bristol-Myers Squibb Co.                           10,200     545,190
Eli Lilly & Co.                                    11,500     879,750
Forest Labs Class A (b)                             1,800     133,884
Genzyme Corp. (b)                                   3,400     183,430
IVAX Corp. (b)                                      6,525     134,089
Merck & Co., Inc.                                   8,700     555,147
Pfizer, Inc.                                       60,275   2,525,522
Pharmacia & Upjohn, Inc.                            2,300      93,196
Schering-Plough Corp.                              12,500     464,750
                                                           ----------
                                                            7,125,805
                                                           ----------
---------------------------------------------------------------------
EDUCATIONAL SERVICES  (0.1%)
Apollo Group, Inc. (b)                              1,200      48,780
                                                           ----------
---------------------------------------------------------------------


                                    continued                      NATIONWIDE  5

STATEMENT OF INVESTMENTS NATIONWIDE(R) LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                         SHARES
                                           OR
                                        PRINCIPAL    MARKET
                                         AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------
ELECTRONICS  (5.7%)
Applied Materials, Inc. (b)                 7,600  $  259,236
Arrow Electronics, Inc. (b)                 1,900      46,455
Avnet, Inc.                                 7,200     148,536
AVX Corp.                                   3,200      59,232
Kla-Tencor Corp. (b)                        3,200     130,752
Kmet Corp. (b)                              2,600      46,488
L-3 Communications Holdings, Inc. (b)       1,100      95,557
Lam Research Corp. (b)                      4,700      89,112
Linear Technology Corp.                    10,000     388,000
Molex, Inc.                                 3,650     105,595
Motorola, Inc.                              4,900      80,213
Palm, Inc. (b)                              5,669      13,946
PerkinElmer, Inc.                           2,700      72,657
Sanmina Corp. (b)                          12,000     181,680
Solectron Corp. (b)                        12,700     156,210
Texas Instruments, Inc.                    15,800     442,241
Vishay Intertechnology, Inc. (b)            2,450      46,232
Waters Corp. (b)                            2,800      99,372
                                                   ----------
                                                    2,461,514
                                                   ----------
-------------------------------------------------------------
FINANCIAL / BANKS  (1.8%)
BancWest Corp.                              8,900     311,055
Bank of America Corp.                       6,800     401,132
Citigroup, Inc.                             1,000      45,520
Investors Financial Services Corp.            800      42,320
                                                   ----------
                                                      800,027
                                                   ----------
-------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (3.8%)
Ameritrade Holding Corp. Class A (b)          200       1,100
Countrywide Credit Industries, Inc.         8,100     323,433
Fannie Mae                                  5,200     420,992
John Hancock Financial Services, Inc.       5,700     194,256
Lehman Brothers Holdings, Inc.              6,300     393,498
Schwab (Charles) Corp.                      3,600      46,368
SEI Investment Co.                          8,300     255,225
                                                   ----------
                                                    1,634,872
                                                   ----------
-------------------------------------------------------------
FOOD & RELATED  (2.1%)
Hormel Foods Corp.                          3,100      74,400
Philip Morris Cos., Inc.                   12,800     599,040
Sara Lee Corp.                             10,400     231,816
                                                   ----------
                                                      905,256
                                                   ----------
-------------------------------------------------------------
HEALTHCARE  (8.8%)
Abbott Laboratories                         8,900     471,522
Biomet, Inc.                                9,200     280,600
Cardinal Health, Inc.                      10,018     672,308
Caremark Rx, Inc. (b)                       6,100      81,740
Johnson & Johnson                          14,600     845,486
McKesson HBOC, Inc.                        11,700     432,783
Medtronic, Inc.                            10,200     411,060
St. Jude Medical, Inc. (b)                  1,000      71,000
Stryker Corp.                               4,500     253,080
UnitedHealth Group, Inc.                    4,700     309,025
                                                   ----------
                                                    3,828,604
                                                   ----------
-------------------------------------------------------------

                                         SHARES
                                           OR
                                        PRINCIPAL    MARKET
                                         AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------
INSURANCE  (2.0%)
American International Group, Inc.          8,700  $  683,820
Loews Corp.                                 2,500     127,000
MetLife, Inc.                               2,200      59,180
                                                   ----------
                                                      870,000
                                                   ----------
-------------------------------------------------------------
INTERNET  (0.0%)
Ariba, Inc. (b)                             1,100       3,630
Broadvision, Inc. (b)                       2,300       4,692
HomeStore.com, Inc. (b)                       800       4,112
Internap Network Services Corp. (b)           100          82
                                                   ----------
                                                       12,516
                                                   ----------
-------------------------------------------------------------
INVESTMENT MANAGEMENT  (0.2%)
Franklin Resources, Inc.                    2,700      86,670
                                                   ----------
-------------------------------------------------------------
MEDICAL  (0.2%)
Varian Medical Systems, Inc. (b)            1,500     100,650
WebMD Corp. (b)                               900       4,131
                                                   ----------
                                                      104,781
                                                   ----------
-------------------------------------------------------------
METALS & MINING  (0.2%)
Alcoa, Inc.                                 2,100      67,767
                                                   ----------
-------------------------------------------------------------
MOTOR VEHICLES  (0.1%)
Harley-Davidson, Inc.                       1,100      49,786
                                                   ----------
-------------------------------------------------------------
MULTI-MEDIA  (2.3%)
AOL Time Warner, Inc. (b)                  30,900     964,389
Liberty Media Corp. (b)                     4,200      49,098
                                                   ----------
                                                    1,013,487
                                                   ----------
-------------------------------------------------------------
OIL & GAS  (2.2%)
BJ Services Co. (b)                        11,600     296,844
Dynegy, Inc.                               10,500     376,950
Enron Corp.                                 3,200      44,480
Exxon Mobil Corp.                           6,200     244,590
                                                   ----------
                                                      962,864
                                                   ----------
-------------------------------------------------------------
PAPER & FOREST PRODUCTS  (0.1%)
Boise Cascade Corp.                         1,600      45,696
                                                   ----------
-------------------------------------------------------------
PHARMACEUTICALS  (1.1%)
AmerisourceBergen Corp. (b)                 6,059     385,110
Andrx Group (b)                             1,300      84,409
                                                   ----------
                                                      469,519
                                                   ----------
-------------------------------------------------------------
RAILROADS  (0.3%)
CSX Corp.                                   3,500     117,950
                                                   ----------
-------------------------------------------------------------


6  NATIONWIDE                       continued

STATEMENT OF INVESTMENTS NATIONWIDE(R) LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                      SHARES
                                                        OR
                                                    PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
RETAIL  (7.9%)
Bed, Bath & Beyond, Inc. (b)                             9,000  $   225,540
Best Buy Co., Inc. (b)                                   3,100      170,190
BJ's Wholesale Club, Inc. (b)                            6,100      309,697
Costco Wholesale Corp. (b)                               1,800       68,094
CVS Corp.                                                1,300       31,070
Dillard's, Inc. Class A                                  2,700       34,965
Home Depot, Inc.                                        23,800      909,874
Lowe's Companies                                         5,700      194,370
Payless Shoesource, Inc. (b)                               800       42,280
Sears, Roebuck & Co.                                     8,900      345,053
Target Corp.                                             4,800      149,520
Wal-Mart Stores, Inc.                                   18,000      925,200
                                                                -----------
                                                                  3,405,853
                                                                -----------
---------------------------------------------------------------------------
RETAIL / FOOD & DRUG  (1.0%)
Sysco Corp.                                             17,500      421,925
                                                                -----------
---------------------------------------------------------------------------
SEMICONDUCTORS  (0.1%)
Advanced Micro Devices, Inc. (b)                         2,500       24,600
                                                                -----------
---------------------------------------------------------------------------
SERVICES  (3.4%)
E*TRADE Group, Inc. (b)                                  2,400       15,672
Electronic Data Systems Corp.                            5,100      328,287
Hotel Reservations Network, Inc. Class A (b)             3,100       95,976
Moody's Corp.                                            1,900       65,968
Omnicom Group, Inc.                                      6,100      468,358
Oracle Corp. (b)                                        33,900      459,684
Plexus Corp. (b)                                         1,700       42,500
                                                                -----------
                                                                  1,476,445
                                                                -----------
---------------------------------------------------------------------------
SHIPPING / TRANSPORTATION  (0.3%)
Expeditors International of Washington, Inc.             1,000       45,200
J.B. Hunt Transport Services, Inc. (b)                   2,800       38,472
Kansas City Southern Industries, Inc. (b)                3,400       42,500
                                                                -----------
                                                                    126,172
                                                                -----------
---------------------------------------------------------------------------
TECHNOLOGY  (0.2%)
Ingram Micro, Inc. (b)                                   5,500       70,400
                                                                -----------
---------------------------------------------------------------------------
TELECOMMUNICATIONS  (4.4%)
AT&T Wireless Services, Inc. (b)                        24,000      346,560
BCE, Inc.                                                7,100      157,123
Charter Communications, Inc. (b)                         2,200       31,108
EarthLink, Inc. (b)                                      6,700       98,155
Metromedia Fiber Network, Inc. (b)                       4,600        3,312
Qualcomm, Inc. (b)                                       9,500      466,639
SBC Communications, Inc.                                 1,100       41,921
Sprint Corp. (PCS Group) (b)                             3,800       84,740
Telephone & Data Systems, Inc.                           1,400      123,060
US Cellular Corp. (b)                                    3,500      156,275
Verizon Communications, Inc.                             5,800      288,898
Worldcom Inc.-MCI Group                                    289        3,425
Worldcom, Inc. (b)                                       7,837      105,408
XO Communications, Inc. (b)                              2,000        1,840
                                                                -----------
                                                                  1,908,464
                                                                -----------
---------------------------------------------------------------------------


                                                      SHARES
                                                        OR
                                                    PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
UTILITIES  (0.2%)
Calpine Corp. (b)                                        2,800  $    69,300
                                                                -----------
TOTAL COMMON STOCK                                               43,233,056
                                                                -----------
REPURCHASE AGREEMENT  (0.2%)
---------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FHARM)                     $   85,125       85,125
                                                                -----------
TOTAL REPURCHASE AGREEMENT                                           85,125
                                                                -----------
TOTAL INVESTMENTS (Cost $53,315,981) (a) - (99.9%)               43,318,181
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1%)                       47,110
                                                                -----------
NET ASSETS - (100.0%)                                           $43,365,291
                                                                ===========
---------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $337,383. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation      $  1,097,485
     Unrealized depreciation       (11,432,668)
                                    ----------
     Net unrealized depreciation  $(10,335,183)
                                    ==========

(b)  Denotes a non-income producing security.

FHARM     Freddie Mac Adjustable Rate Mortgage

At October 31, 2001 the fund's open long futures contracts were as follows:
--------------------------------------------------------------------------------

                                                                 UNREALIZED
                                               MARKET VALUE     APPRECIATION
NUMBER OF                                        COVERED       (DEPRECIATION)
CONTRACTS  LONG CONTRACT*         EXPIRATION   BY CONTRACTS     AT 10/31/01
    4      S&P 500 E-mini Future    12/21/01  $       212,140  $      (6,371)

*Cash pledged as collateral.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                   NATIONWIDE  7

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Large Cap Value Fund (formerly the Prestige Large Cap Value Fund) returned -8.07%(a) versus -11.86% for the Russell 1000 Value Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE FUND'S PERFORMANCE?

     Absolute performance was hurt by the slowing economy and weak profits during the period. The tragic and unprecedented events of September 11 exacerbated already weak conditions. These turbulent times have had significant impacts on all areas of the economy. Despite this difficult environment, the Fund led its benchmark for the year, largely due to strong stock selection.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund benefited from strong stock selection in the consumer cyclicals, financials, consumer staples and technology sectors. In the consumer staples group, ConAgra Foods and Hormel Foods were both up more than 13% for the period. Bank of America (up 23%), Freddie Mac (up 13%) and GreenPoint Financial (up 8%) were all top performers in the financials sector. The technology sector provided some of the largest positive performance contributors, including Electronic Data Systems and First Data Corp., both of which were up more than 34% for the period. Conversely, stock selection was weaker in the basic materials and utilities areas. Basic materials stocks were hurt the most during the fiscal year, with companies such as Eastman Chemical seeing its revenues plummet as economic conditions worsened.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     From an investment viewpoint, there is clearly a major challenge ahead. The market must not only recover from an already slowing economy but also must contend with new levels of uncertainty following the horrific terrorist attacks of September 11. As the American people get back to work and on with their lives, the resiliency of the U.S. economy and equity markets will emerge. In the meantime, we will take a prudent course of action, proceeding with caution while being fully prepared to take advantage of investment opportunities as they arise.

Portfolio Manager: NorthPointe Capital, LLC-Subadviser

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested. Performance for period includes the previous subadviser Brinson Partners, which managed the Fund until March 1, 2001.

Portfolio Market Value $28,428,099

October 31, 2001


AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                        1     INCEPTION(5)
===============================================================
Class A                         w/o SC**   -8.07%         1.06%
                                w/SC1     -13.36%        -0.92%
---------------------------------------------------------------
Class B                         w/o SC**   -8.84%         0.12%
                                w/SC2     -13.39%        -0.87%
---------------------------------------------------------------
Class C*                        w/o SC**   -8.68%         0.19%
                                w/SC3     -10.49%        -0.15%
---------------------------------------------------------------
Institutional Service Class(4)             -7.86%         1.23%
---------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on November 2, 1998.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



Class A      Load   Russell 1000 Value TR (Index)   CPI
11/2/1998.   9,425                          10000  10,000
10/31/1999   9,789                          11653  10,256
10/31/2000  10,581                          12295  10,610
10/31/2001   9,727                          10837  10,896




Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Value Fund, the Russell 1000 Value Index (Russell 1000 Value)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Russell 1000 Value is comprised of the 1,000 largest U.S. companies, based upon total market capitalization, whose stocks have a greater than average value orientation.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


8  NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                               SHARES
                                                 OR
                                              PRINCIPAL    MARKET
                                               AMOUNT      VALUE
COMMON STOCK  (98.1%)
-------------------------------------------------------------------
AEROSPACE / DEFENSE  (1.5%)
General Dynamics Corp.                            2,800  $  228,480
United Technologies Corp.                         3,700     199,393
                                                         ----------
                                                            427,873
                                                         ----------
-------------------------------------------------------------------
AIRLINES  (0.4%)
AMR Corp. (b)                                     6,800     123,760
                                                         ----------
-------------------------------------------------------------------
APPLIANCES  (0.8%)
Whirlpool Corp.                                   3,900     230,178
                                                         ----------
-------------------------------------------------------------------
AUTO PARTS AND EQUIPMENT  (0.6%)
Lear Corp.(b)                                     5,600     171,920
                                                         ----------
-------------------------------------------------------------------
AUTOMOBILES  (1.5%)
AutoNation, Inc. (b)                             15,500     159,495
General Motors Corp.                              6,200     256,184
                                                         ----------
                                                            415,679
                                                         ----------
-------------------------------------------------------------------
BANKS  (11.7%)
Bank of America Corp.                            12,700     749,173
Bank One Corp.                                   12,800     424,832
Fleet Boston Corp.                                3,800     124,868
J.P. Morgan Chase & Co.                           9,100     321,776
National City Corp.                              11,900     314,160
North Fork Bancorp, Inc.                          8,600     239,940
PNC Bank Corp.                                    4,100     225,090
U.S. Bancorp                                     21,500     382,270
Wachovia Corp.                                   10,400     297,440
Wells Fargo Co.                                   7,000     276,500
                                                         ----------
                                                          3,356,049
                                                         ----------
-------------------------------------------------------------------
BEVERAGES - NON-ALCOHOLIC  (1.5%)
PepsiCo, Inc.                                     8,800     428,648
                                                         ----------
-------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (1.6%)
Comcast Corp. Special Class A (b)                 7,900     283,136
Liberty Media Corp. (b)                          13,800     161,322
                                                         ----------
                                                            444,458
                                                         ----------
-------------------------------------------------------------------
BUSINESS SERVICES  (0.5%)
Viad Corp.                                        7,200     140,400
                                                         ----------
-------------------------------------------------------------------
CAPITAL GOODS: ELECTRICAL  (0.7%)
Emerson Electric Co.                              3,900     191,178
Chemicals  (1.9%)
Air Products & Chemicals, Inc.                    5,200     208,208
Cabot Corp.                                       5,300     177,550
Eastman Chemical Co.                              4,900     168,119
                                                         ----------
                                                            553,877
                                                         ----------
-------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (1.5%)
Lucent Technologies, Inc.                        24,300     162,810
Motorola, Inc.                                   16,200     265,194
                                                         ----------
                                                            428,004
                                                         ----------
-------------------------------------------------------------------


                                               SHARES
                                                 OR
                                              PRINCIPAL    MARKET
                                               AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------
COMPUTER HARDWARE  (2.5%)
Hewlett-Packard Co.                              11,000  $  185,130
International Business Machines Corp.             4,900     529,543
                                                         ----------
                                                            714,673
                                                         ----------
-------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (2.2%)
BMC Software, Inc. (b)                            7,100     106,997
Computer Associates International, Inc.           5,700     176,244
Electronic Data Systems Corp.                     2,600     167,362
First Data Corp.                                  2,400     162,168
                                                         ----------
                                                            612,771
                                                         ----------
-------------------------------------------------------------------
CONSTRUCTION MACHINERY  (0.5%)
Caterpillar, Inc                                  3,000     134,160
                                                         ----------
-------------------------------------------------------------------
CONSUMER NON-CYCLICAL  (0.6%)
International Flavor and Fragrances, Inc.         6,200     176,762
                                                         ----------
-------------------------------------------------------------------
COSMETICS/TOILETRIES  (2.3%)
Procter & Gamble Co.                              8,900     656,642
                                                         ----------
-------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS  (2.2%)
Honeywell International, Inc.                     6,900     203,895
Ingersoll-Rand Co.                                6,100     227,530
Tyco International Ltd.                           3,900     191,646
                                                         ----------
                                                            623,071
                                                         ----------
-------------------------------------------------------------------
FINANCIAL - INVESTMENT BANKER/BROKER  (2.4%)
Lehman Brothers Holdings, Inc.                    3,200     199,872
Merrill Lynch & Co., Inc.                         5,700     249,147
Morgan Stanley Dean Witter & Co.                  4,800     234,816
                                                         ----------
                                                            683,835
                                                         ----------
-------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (10.0%)
Americredit Corp. (b)                             5,000      77,500
Citigroup, Inc.                                  28,660   1,304,603
Countrywide Credit Industries, Inc.               5,100     203,643
Deluxe Corp.                                      7,900     276,500
Fannie Mae                                        5,300     429,088
Freddie Mac                                       4,900     332,318
GreenPoint Financial Corp.                        6,700     214,735
                                                         ----------
                                                          2,838,387
                                                         ----------
-------------------------------------------------------------------
FINANCIAL SERVICES  (0.7%)
Fidelity National Financial, Inc.                 8,400     193,284
                                                         ----------
-------------------------------------------------------------------
FOODS  (1.6%)
ConAgra, Inc.                                    10,900     249,610
Hormel Foods Corp.                                8,800     211,200
                                                         ----------
                                                            460,810
                                                         ----------
-------------------------------------------------------------------
HEALTHCARE  (2.3%)
Johnson & Johnson Co.                             3,900     225,849
St. Jude Medical, Inc. (b)                        3,200     227,200
Tenet Healthcare Corp. (b)                        3,400     195,568
                                                         ----------
                                                            648,617
                                                         ----------
-------------------------------------------------------------------


                                    continued                      NATIONWIDE  9

STATEMENT OF INVESTMENTS NATIONWIDE(R) LARGE CAP VALUE FUND  CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                      SHARES
                                                        OR
                                                    PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
INSTRUMENTS - SCIENTIFIC  (0.7%)
Johnson Controls, Inc.                                   2,800  $   202,496
                                                                -----------
---------------------------------------------------------------------------
INSURANCE  (4.9%)
American International Group, Inc.                       5,350      420,510
CIGNA Corp.                                              2,100      153,090
Old Republic International Corp.                         9,800      248,626
Torchmark Corp.                                          5,800      214,774
UnitedHealth Group, Inc.                                 2,500      164,375
UnumProvident Corp.                                      8,800      197,384
                                                                -----------
                                                                  1,398,759
                                                                -----------
---------------------------------------------------------------------------
MEDICAL - DRUGS  (2.6%)
Abbott Laboratories                                      2,900      153,642
Bristol-Myers Squibb Co.                                 5,400      288,630
Merck & Co., Inc.                                        4,700      299,907
                                                                -----------
                                                                    742,179
                                                                -----------
---------------------------------------------------------------------------
METALS  (0.9%)
Alcoa, Inc.                                              7,800      251,706
                                                                -----------
---------------------------------------------------------------------------
MULTIMEDIA  (3.0%)
AOL Time Warner, Inc. (b)                                3,500      109,235
Gannett Co., Inc.                                        3,900      246,480
McGraw-Hill Cos., Inc. (The)                             3,000      157,740
Walt Disney Co. (The)                                   18,100      336,479
                                                                -----------
                                                                    849,934
                                                                -----------
---------------------------------------------------------------------------
OIL & GAS  (11.1%)
Amerada Hess Corp.                                       2,300      135,125
ChevronTexaco Corp. (b)                                  5,700      504,735
Exxon Mobil Corp.                                       39,400    1,554,330
Occidental Petroleums Corp.                             11,800      298,776
Sempra Energy                                            9,200      215,280
The Williams Cos., Inc.                                  7,500      216,525
USX-Marathon Group                                       9,900      273,141
                                                                -----------
                                                                  3,197,912
                                                                -----------
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (1.0%)
Georgia Pacific Corp.                                    9,900      274,824
                                                                -----------
---------------------------------------------------------------------------
RAILROADS  (0.9%)
Union Pacific Corp.                                      5,000      260,050
                                                                -----------
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (1.4%)
Equity Office Properties Trust                           7,400      210,900
Mack-Cali Realty Corp.                                   5,700      176,700
                                                                -----------
                                                                    387,600
                                                                -----------
---------------------------------------------------------------------------
RETAIL  (3.6%)
Albertson's, Inc.                                        4,900      156,359
CVS Corp.                                                5,000      119,500
Federated Department Stores, Inc. (b)                    5,100      163,149
Outback Steakhouse, Inc. (b)                             9,900      285,615
Sears, Roebuck & Co.                                     7,800      302,406
                                                                -----------
                                                                  1,027,029
                                                                -----------
---------------------------------------------------------------------------


                                                      SHARES
                                                        OR
                                                    PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
SAVINGS/LOANS/THRIFTS  (0.6%)
Washington Mutual, Inc.                                  5,600  $   169,064
                                                                -----------
---------------------------------------------------------------------------
TELECOMMUNICATIONS  (9.3%)
AT&T Corp.                                              19,300      294,325
Bellsouth Corp.                                          8,800      325,600
SBC Communications, Inc.                                16,900      644,059
Verizon Communications, Inc.                            19,400      966,314
Worldcom, Inc. (b)                                      30,600      411,570
                                                                -----------
                                                                  2,641,868
                                                                -----------
---------------------------------------------------------------------------
TOBACCO  (1.3%)
Philip Morris Cos., Inc.                                 7,900      369,720
                                                                -----------
---------------------------------------------------------------------------
UTILITIES  (5.3%)
Allegheny Energy, Inc.                                   6,300      230,265
Cinergy Corp.                                            7,800      235,404
Consolidated Edison, Inc.                                6,400      252,736
Duke Power Co.                                           5,200      199,732
Edison International (b)                                 9,400      133,574
PP&L Resources, Inc.                                     5,900      201,485
TXU Corp.                                                5,800      265,872
                                                                -----------
                                                                  1,519,068
                                                                -----------
TOTAL COMMON STOCK                                               27,947,245
                                                                -----------
MUTUAL FUND  (0.9%)
---------------------------------------------------------------------------
ISHARES RUSSELL 1000 VALUE INDEX FUND                    5,000      258,300
                                                                -----------
TOTAL MUTUAL FUND                                                   258,300
                                                                -----------
REPURCHASE AGREEMENT  (0.8%)
---------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FHARM)                     $  222,554      222,554
                                                                -----------
TOTAL REPURCHASE AGREEMENT                                          222,554
                                                                -----------
TOTAL INVESTMENTS (Cost $30,335,653) (a) - (99.8%)               28,428,099
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.2%)                       49,787
                                                                -----------
NET ASSETS - (100.0%)                                           $28,477,886
                                                                ===========
---------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $211,028. Cost for federal income tax purposes differs from the value by net unrealized depreciation of securities as follows:
     Unrealized appreciation       $ 1,131,776
     Unrealized depreciation        (3,250,358)
                                     ---------
     Net unrealized depreciation   $(2,118,582)
                                     =========

(b)  Denotes a non-income producing security.

FHARM     Freddie Mac Adjustable Rate Mortgage


SEE NOTES TO FINANCIAL STATEMENTS.


10  NATIONWIDE

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE SMALL CAP FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK?

     For the fiscal year ended October 31, 2001, the Nationwide Small Cap Fund (formerly the Prestige Small Cap Fund) returned -10.09%(a) versus a return of -12.70% for the Russell 2000 Index, its benchmark.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE FUND PERFORMANCE?

     The Fund is broadly diversified with over 280 securities (as of October 31, 2001). Our bottom-up process focuses on adding value through stock selection, while carefully controlling exposure to other risk factors. Relative to the Russell 2000 Index, the Fund is sector and industry neutral. Its market exposure and average market capitalization are also close to the benchmark index. This means that the Fund has the same sensitivity to these key variables as the Russell 2000 Index; therefore they are not significant sources of excess return.

     Our benchmark-beating performance was achieved over the past year in a choppy market environment as the benchmark ranged from monthly performance of 8.59% to -13.46%. The Fund outperformed the Index in seven of the last 12 months. The Fund invests in small cap stocks that are highly ranked according to four investment concepts-earnings momentum, relative value, management action and price trend. Overall, the stock selection model performed well during the past year, with all of these concepts, except earnings momentum, consistently adding value.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

     The Fund's top-performing securities during the past 12 months were Movie Gallery and ESS Technology, which were still in the fund's portfolio as of October 31, 2001. Springs Industries was taken private in a merger in September, and Americredit and HS Resources were also top-performers that we have since sold.

     Stocks which had the largest negative impact on the Fund's relative return were ESpeed, which declined further following the September 11 attacks on the World Trade Center, where its headquarters had been located. Airtran Holdings also declined as part of the sell-off in the airline industry following the September 11 attacks. NextCard declined dramatically on October 31, following the announcement that bank examiners had found it to be significantly undercapitalized. Manhattan Associates (supply-chain management) and PacifiCare Health Systems also detracted from the Fund's performance. eSpeed, PacifiCare and NextCard remained in the Fund as of October 31, 2001, while Airtran and Manhattan Associates were sold.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     The terrorist attacks on September 11 resulted in an increase in market volatility. In response, we temporarily reduced the risk targets utilized in portfolio rebalancing so as to maintain the Fund's normal risk tolerances during this abnormal period. We have now resumed operating with our standard risk targets.

Portfolio Manager: INVESCO, Inc.-Subadviser
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $26,580,846

OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Years Ended October 31, 2001)

YEARS                                         1     INCEPTION(5)
================================================================
Class A                         w/o SC**   -10.09%         6.06%
                                w/SC1      -15.26%         3.98%
----------------------------------------------------------------
Class B                         w/o SC**   -10.84%         5.41%
                                w/SC2      -14.92%         4.50%
----------------------------------------------------------------
Class C*                        w/o SC**   -10.67%         5.47%
                                w/SC3      -12.37%         5.12%
----------------------------------------------------------------
Institutional Service Class(4)              -9.90%         6.25%
----------------------------------------------------------------

In management's opinion, performance for Class C shares shown above should have more closely tracked the performance of Class B shares for the periods ended October 31, 2001, but such performance diverged due to the low initial asset level and the brief operational period (less than one year) of the new
Class C shares.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
**   These returns do not reflect the effects of sales charges (SC).
1    A 5.75% front-end sales charge was deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
4    Not subject to any sales charges.
5    Fund commenced operations on November 2, 1998.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A      Load   Russell 2000 TR (Index)   CPI
11/2/1998.   9,425                   10,000  10,000
10/31/1999  10,573                   11,487  10,256
10/31/2000  12,503                   13,486  10,610
10/31/2001  11,241                   11,774  10,896




Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Fund, the Russell 2000 Index (Russell 2000)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                                  NATIONWIDE  11

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                             SHARES
                                               OR
                                            PRINCIPAL    MARKET
                                             AMOUNT      VALUE
COMMON STOCK  (99.9%)
-----------------------------------------------------------------
AEROSPACE / DEFENSE  (0.3%)
Gencorp, Inc.                                   5,900  $   70,210
                                                       ----------
-----------------------------------------------------------------
APPAREL  (0.5%)
Bebe Stores, Inc. (b)                           2,400      40,032
Wet Seal, Inc. (b)                              4,900      99,715
                                                       ----------
                                                          139,747
                                                       ----------
-----------------------------------------------------------------
APPLIANCES  (1.1%)
Salton, Inc. (b)                                6,500      67,860
York International Corp.                        6,900     211,416
                                                       ----------
                                                          279,276
                                                       ----------
-----------------------------------------------------------------
AUTO PARTS & EQUIPMENT  (1.6%)
Group 1 Automotive, Inc. (b)                    5,100     136,680
Impco Technologies, Inc. (b)                    3,800      63,232
Pep Boys-Manny, Moe & Jack                      6,500      76,375
Polaris Industries, Inc.                        3,300     148,368
                                                       ----------
                                                          424,655
                                                       ----------
-----------------------------------------------------------------
BANKING  (3.9%)
Community First Bankshares, Inc.                5,800     139,316
Dime Community Bancshares                       2,400      58,200
Flagstar Bancorp                                6,700     167,835
Independence Community Bank Corp.              11,400     277,248
Staten Island Bancorp, Inc.                     4,100     118,654
Trustmark Corp.                                 4,500     107,820
UMB Financial Corp.                             4,200     176,484
                                                       ----------
                                                        1,045,557
                                                       ----------
-----------------------------------------------------------------
BROADCASTING & TELEVISION  (0.5%)
Paxson Communications Corp. (b)                 7,300      62,050
Sinclair Broadcast Group, Inc. Class A (b)      7,800      57,564
                                                       ----------
                                                          119,614
                                                       ----------
-----------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES  (3.0%)
Consolidated Graphics, Inc. (b)                 5,800      95,120
Covanta Energy Corp. (b)                        9,300     121,086
Daisytek International Corp. (b)                7,100      99,258
Freemarkets, Inc. (b)                           8,500     113,645
John H. Harland Co.                             5,600     108,472
National Data Corp.                             4,200     147,840
Overture Services, Inc. (b)                     2,700      71,145
Zebra Technologies Corp. Class A (b)              800      36,856
                                                       ----------
                                                          793,422
                                                       ----------
-----------------------------------------------------------------
CAPITAL GOODS  (0.5%)
C&D Technologies, Inc.                          1,700      35,224
Kennametal, Inc.                                2,500      87,950
                                                       ----------
                                                          123,174
                                                       ----------
-----------------------------------------------------------------
CHEMICALS  (1.1%)
Albemarle Corp.                                 2,900      57,826
Cytec Industries, Inc. (b)                      1,800      43,074
Olin Corp.                                      3,900      58,422
TETRA Technologies, Inc. (b)                    7,200     122,544
                                                       ----------
                                                          281,866
                                                       ----------
-----------------------------------------------------------------


                                             SHARES
                                               OR
                                            PRINCIPAL    MARKET
                                             AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-----------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (5.7%)
Actrade Financial Technologies Ltd. (b)         2,000  $   50,100
Ansys, Inc. (b)                                 2,500      52,475
Asiainfo Holdings, Inc. (b)                     7,400      98,790
CACI International, Inc. Class A (b)            1,000      62,210
Cerner Corp. (b)                                2,400     129,000
Checkpoint Systems, Inc. (b)                    9,300      97,278
Electronics for Imaging, Inc. (b)              10,000     196,800
HNC Software, Inc. (b)                          4,200      72,660
Inter-Tel, Inc.                                 9,000     136,620
JDA Software Group, Inc. (b)                    2,600      40,820
Kronos, Inc. (b)                                2,500     143,475
Lantronix, Inc. (b)                            10,000      64,300
Mentor Graphics Corp. (b)                       5,300     100,488
MSC Software Corp. (b)                          2,400      30,120
Scan Source, Inc. (b)                           2,900     124,526
Tier Technologies, Inc. (b)                     3,000      48,000
Vastera, Inc. (b)                               6,300      76,860
                                                       ----------
                                                        1,524,522
                                                       ----------
-----------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (4.3%)
Crossmann Communities, Inc.                     2,200      60,500
Hughes Supply, Inc.                             4,000      94,480
JLG Industries, Inc.                            7,300      72,270
KB HOME                                         6,500     192,075
MDC Holdings, Inc.                              3,500      93,345
Meritage Corp. (b)                              1,000      44,100
Nortek, Inc. (b)                                1,300      26,195
NVR, Inc. (b)                                     800     126,640
RPM, Inc.                                      14,000     170,100
Ryland Group, Inc.                              1,800      96,300
Standard Pacific Corp.                          1,500      27,375
Toll Brothers, Inc. (b)                         3,100      96,596
Walter Industries, Inc.                         4,000      41,960
                                                       ----------
                                                        1,141,936
                                                       ----------
-----------------------------------------------------------------
CONSULTING SERVICES  (0.2%)
Caminus Corp. (b)                               3,200      56,288
                                                       ----------
-----------------------------------------------------------------
CONSUMER PRODUCTS  (1.1%)
Lancaster Colony Corp.                          1,800      56,088
Nautica Enterprises, Inc. (b)                  10,100     122,412
TBC Corp. (b)                                   4,300      47,386
Tupperware Corp.                                2,900      59,131
                                                       ----------
                                                          285,017
                                                       ----------
-----------------------------------------------------------------
Distribution  (1.0%)
Handleman Co. (b)                              10,200     125,460
United Stationers, Inc. (b)                     4,900     137,445
                                                       ----------
                                                          262,905
                                                       ----------
-----------------------------------------------------------------


12  NATIONWIDE                      continued

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                     SHARES
                                                       OR
                                                    PRINCIPAL    MARKET
                                                     AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------
DRUGS  (4.5%)
CIMA Labs, Inc. (b)                                     1,200  $   64,860
Guilford Pharmaceuticals, Inc. (b)                      4,100      44,526
Idexx Laboratories, Inc. (b)                            6,000     151,200
K-V Pharmaceutical Co. (b)                              2,400      60,648
Martek Biosciences Corp. (b)                            4,400      89,936
MIM Corp. (b)                                           5,700      70,053
NBTY, Inc. (b)                                         17,200     146,716
Neurocrine Biosciences, Inc. (b)                        3,100     130,417
Perrigo Co. (b)                                        17,500     258,825
Syncor International Corp. (b)                          4,900     142,100
Vaxgen, Inc. (b)                                        2,500      30,725
                                                               ----------
                                                                1,190,006
                                                               ----------
-------------------------------------------------------------------------
EDUCATIONAL SERVICES  (0.8%)
Sylvan Learning Systems, Inc. (b)                       9,500     212,800
                                                               ----------
-------------------------------------------------------------------------
ELECTRONICS  (5.9%)
Ansoft Corp. (b)                                        6,500     115,700
Audiovox Corp. (b)                                      5,800      44,370
Belden, Inc.                                            2,500      50,025
Carbo Ceramics, Inc.                                    1,100      40,018
Catalytica Energy Systems, Inc. (b)                     6,100      38,430
Electro Scientific Industries, Inc. (b)                 2,700      63,639
Fisher Scientific International, Inc. (b)               2,800      83,720
FLIR Systems, Inc. (b)                                  1,900      88,008
Itron, Inc. (b)                                         6,000     168,360
MagneTek, Inc. (b)                                      3,800      32,870
Methode Electronics, Inc.                               7,500      54,375
Mettler Toledo International, Inc. (b)                  2,300     105,593
Microsemi Corp. (b)                                     3,400     119,000
MTS Systems Corp.                                       4,400      51,260
Pemstar, Inc. (b)                                       3,400      42,500
Planar Systems, Inc. (b)                                2,700      39,258
Power Integrations, Inc. (b)                            2,600      59,826
Recoton Corp. (b)                                       6,600      84,810
Roxio, Inc. (b)                                         3,600      46,188
Thomas & Betts Corp.                                    2,300      41,768
Triumph Group, Inc. (b)                                 3,700      95,053
Ultratech Stepper, Inc. (b)                             4,600      61,870
Xicor, Inc. (b)                                         4,400      43,076
                                                               ----------
                                                                1,569,717
                                                               ----------
-------------------------------------------------------------------------
ENERGY  (1.4%)
Energy Conversion Devices, Inc. (b)                     1,800      33,210
Input/Output, Inc. (b)                                  8,000      64,400
Oceaneering International, Inc. (b)                     5,500     107,250
Seitel, Inc. (b)                                       11,700     159,120
                                                               ----------
                                                                  363,980
                                                               ----------
-------------------------------------------------------------------------
ENTERTAINMENT  (2.0%)
Activision, Inc. (b)                                    2,800     101,220
Alloy Online, Inc. (b)                                  7,800     104,130
Ameristar Casinos, Inc. (b)                             3,200      54,976
Movie Gallery, Inc. (b)                                 6,300     173,565
Shuffle Master, Inc. (b)                                1,900      23,788
Topps Co., Inc. (b)                                     6,400      65,600
                                                               ----------
                                                                  523,279
                                                               ----------
-------------------------------------------------------------------------

                                                     SHARES
                                                       OR
                                                    PRINCIPAL    MARKET
                                                     AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------------------------
FINANCIAL / BANKS  (6.2%)
Boston Private Financial Holdings, Inc.                 4,800  $   97,488
Commercial Federal Corp.                                9,300     232,127
Corus Bankshares, Inc.                                    800      33,520
Doral Financial Corp.                                   3,400     118,558
East West Bancorp, Inc.                                 1,500      33,885
First American Financial Corp.                         12,800     213,120
GBC Bancorp                                             2,700      75,114
Irwin Financial Corp.                                  14,500     224,750
Provident Bankshares Corp.                             10,245     225,595
R & G Finanical Corp. Class B                           5,900     109,327
Sterling Bancshares, Inc.                               7,600      90,516
UCBH Holdings, Inc.                                     4,900     142,100
Washington Federal, Inc.                                1,990      45,074
West America Bank Corp.                                 1,100      40,194
                                                               ----------
                                                                1,681,368
                                                               ----------
-------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (1.0%)
FirstFed Financial Corp. (b)                            7,300     162,352
Triad Guaranty, Inc. (b)                                3,300     108,735
                                                               ----------
                                                                  271,087
                                                               ----------
-------------------------------------------------------------------------
FOOD & RELATED  (1.0%)
Del Monte Foods Co. (b)                                 7,500      62,250
Dole Food Co.                                           4,500      91,620
Fleming Co., Inc.                                       1,500      36,150
International Multi-Foods Corp.                         1,700      37,009
Pilgrim's Pride Corp.                                   2,600      32,110
                                                               ----------
                                                                  259,139
                                                               ----------
-------------------------------------------------------------------------
HEALTHCARE  (6.4%)
Antigenics, Inc. (b)                                    3,500      51,135
Charles River Laboratories International, Inc. (b)      4,900     164,640
CONMED Corp. (b)                                        5,550      93,629
Cooper Co., Inc.                                        4,700     225,600
Datascope Corp.                                         2,300      77,027
Diagnostic Products Corp.                               3,700     163,170
Digene Corp. (b)                                        2,900     102,805
Luminex Corp. (b)                                       2,100      35,700
Mentor Corp.                                           10,100     281,991
Mid Atlantic Medical Services, Inc. (b)                11,800     218,890
PacifiCare Health Systems, Inc. (b)                     5,500      91,080
Sola International, Inc. (b)                            4,000      63,920
Sunrise Assisted Living, Inc. (b)                       2,200      65,758
Techne Corp. (b)                                        3,200      96,448
                                                               ----------
                                                                1,731,793
                                                               ----------
-------------------------------------------------------------------------
HOTELS / MOTELS  (0.5%)
Aztar Corp. (b)                                         8,800     126,280
                                                               ----------
-------------------------------------------------------------------------
Insurance  (1.3%)
Delphi Financial Group, Inc.                            1,200      36,480
LandAmerica Financial Group, Inc.                       6,800     178,092
Stancorp Financial Group, Inc.                          1,300      57,720
Vesta Insurance Group, Inc.                             4,900      62,426
                                                               ----------
                                                                  334,718
                                                               ----------
-------------------------------------------------------------------------


                                    continued                     NATIONWIDE  13

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                        SHARES
                                          OR
                                       PRINCIPAL    MARKET
                                        AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
------------------------------------------------------------
INTERNET  (1.6%)
Digitalthink, Inc. (b)                     4,900  $   40,572
eSpeed, Inc. (b)                           6,900      36,915
McAfee.com Corp. (b)                       7,600     167,200
NextCard, Inc. (b)                        10,300       8,961
Register.com, Inc. (b)                     9,600      81,600
Websense, Inc. (b)                         4,000      97,200
                                                  ----------
                                                     432,448
                                                  ----------
------------------------------------------------------------
LEISURE PRODUCTS  (0.4%)
Direct Focus, Inc. (b)                     4,050      98,496
                                                  ----------
------------------------------------------------------------
MACHINERY (3.6%)
Engineered Support Systems, Inc.           1,600      79,664
Flowserve Corp. (b)                        2,000      46,760
Graco, Inc.                                3,700     120,250
Kulicke & Soffa Industries, Inc. (b)       4,100      62,197
Lennox International, Inc.                 4,200      37,674
Lincoln Electric Holdings, Inc.            5,300     112,148
Manitowoc Co., Inc.                        1,800      49,500
Powell Industries, Inc. (b)                1,200      25,428
Stewart & Stevenson Services, Inc.         7,800     115,284
Tecumseh Products Co.                      1,900      86,925
Toro Co.                                   5,200     223,080
                                                  ----------
                                                     958,910
                                                  ----------
------------------------------------------------------------
MANUFACTURING  (1.3%)
Griffon Corp. (b)                          4,950      57,173
P.H. Glatfelter & Co.                      5,100      76,500
Roper Industries, Inc.                     5,200     220,480
                                                  ----------
                                                     354,153
                                                  ----------
------------------------------------------------------------
MEDICAL  (3.1%)
Aclara Biosciences, Inc. (b)               7,500      39,000
Albany Molecular Research, Inc. (b)        7,700     213,290
Bio-Technology General Corp. (b)           7,500      53,625
Bruker Daltronics, Inc. (b)                6,500     149,500
Edwards Lifesciences Corp. (b)             2,800      71,120
Harvard Bioscience, Inc. (b)               3,000      32,310
Henry Schein, Inc. (b)                     1,900      64,125
Immunomedics, Inc. (b)                     5,500     100,650
Interneuron Pharmaceuticals, Inc. (b)      5,400      40,500
Ocular Sciences, Inc. (b)                  1,400      32,298
Surmodics, Inc. (b)                        1,000      35,790
                                                  ----------
                                                     832,208
                                                  ----------
------------------------------------------------------------
METALS  (0.5%)
Cleveland Cliffs, Inc.                     4,800      78,240
Ryerson Tull, Inc.                         3,800      43,700
                                                  ----------
                                                     121,940
                                                  ----------
------------------------------------------------------------


                                        SHARES
                                          OR
                                       PRINCIPAL    MARKET
                                        AMOUNT      VALUE
COMMON STOCK  (CONTINUED)
------------------------------------------------------------
OIL & GAS  (4.5%)
Airgas, Inc. (b)                           4,900  $   65,905
Energen Corp.                              5,500     134,750
Houston Exploration Co. (b)                2,300      71,875
Hydril Co. (b)                             2,400      48,480
Key Production Co., Inc. (b)               3,000      46,800
Lone Star Technologies, Inc. (b)           2,300      37,812
Penn Virginia Corp.                        5,100     196,350
People's Energy Corp.                      3,400     130,186
Tesoro Petroleum Corp. (b)                16,200     214,164
UGI Corp.                                  7,700     222,530
Unit Corp. (b)                             2,400      26,280
                                                  ----------
                                                   1,195,132
                                                  ----------
------------------------------------------------------------
PACKAGING  (1.1%)
Ball Corp.                                   800      49,232
Ivex Packaging Corp. (b)                   8,700     158,775
Renanissance Learning, Inc. (b)            2,200      71,962
                                                  ----------
                                                     279,969
                                                  ----------
------------------------------------------------------------
PRINTING & PUBLISHING  (1.0%)
American Greetings Corp. Class A           5,500      77,110
Bowne & Co., Inc.                          4,300      44,935
R. H. Donnelley Corp. (b)                  5,300     139,920
                                                  ----------
                                                     261,965
                                                  ----------
------------------------------------------------------------
REAL ESTATE  (6.6%)
Bedford Property Investors, Inc.           3,900      79,794
Boykin Lodging Co.                         7,600      60,420
Camden Property Trust                      1,100      38,280
Capital Automotive REIT                    5,800     112,230
Developers Diversified Realty Corp.        4,600      83,720
Essex Property Trust, Inc.                 4,700     220,195
Gables Residential Trust                   4,500     121,050
Highwood Properties, Inc.                  2,200      51,920
HRPT Properties Trust                     11,100      90,465
JDN Realty Corp.                          12,800     135,936
Keystone Property Trust                    3,900      48,360
Kilroy Realty Corp.                        3,900      91,299
Koger Equity, Inc.                         4,100      68,429
National Health Investors, Inc. (b)        3,500      48,965
Post Properties, Inc.                      1,300      44,148
Regency Centers Corp.                      2,700      66,825
Shurgard Storage Centers, Inc.             4,100     123,246
SL Green Realty Corp.                      5,600     166,992
Sovran Self Storage, Inc.                  4,100     116,358
                                                  ----------
                                                   1,768,632
                                                  ----------
------------------------------------------------------------
RESTAURANTS  (2.9%)
Applebee's International, Inc.             2,550      76,755
CBRL Group, Inc.                           3,700      92,907
Landry's Seafood Restaurants, Inc.        12,000     210,600
Panera Bread Co. (b)                       1,800      74,070
Papa John's International, Inc. (b)        5,700     158,802
Ryan Family Steak Houses, Inc. (b)         9,200     165,600
                                                  ----------
                                                     778,734
                                                  ----------
------------------------------------------------------------


14  NATIONWIDE                      continued

STATEMENT OF INVESTMENTS NATIONWIDE(R) SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                       SHARES
                                                         OR
                                                      PRINCIPAL      MARKET
                                                       AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
------------------------------------------------------------------------------
RETAIL  (3.6%)
7-ELEVEN, Inc. (b)                                         4,800  $    48,480
Casey's General Stores, Inc.                               6,600       82,170
Cato Corp. Class A                                         5,400       91,530
Champion Enterprises, Inc. (b)                             3,500       30,835
Chico's FAS, Inc. (b)                                      1,950       50,700
Copart, Inc. (b)                                           5,400      158,490
Genesco, Inc. (b)                                          5,300       96,725
Hancock Fabrics, Inc.                                      8,800      103,400
Payless Shoesource, Inc. (b)                               2,400      126,840
Scholastic Corp. (b)                                       2,200       98,340
Zale Corp. (b)                                             2,300       65,826
                                                                  ------------
                                                                      953,336
                                                                  ------------
------------------------------------------------------------------------------
SEMICONDUCTORS  (2.2%)
Cohu, Inc.                                                 5,900      102,955
ESS Technology, Inc. (b)                                  16,000      205,280
FEI Co. (b)                                                2,700       72,846
FSI International, Inc. (b)                                6,600       54,252
Silicon Laboratories, Inc. (b)                             4,300      104,920
Trikon Technologies, Inc. (b)                              3,500       29,785
Virage Logic Corp. (b)                                     2,700       26,865
                                                                  ------------
                                                                      596,903
                                                                  ------------
------------------------------------------------------------------------------
SERVICES  (3.0%)
American Management Systems, Inc. (b)                      2,100       27,678
Boron Lepore & Associates. Inc. (b)                        3,300       42,405
Corporate Executive Board Co. (b)                          5,700      174,249
Jefferies Group, Inc.                                      2,100       69,657
Modis Professional Services, Inc. (b)                      2,300      132,687
Resources Connection, Inc. (b)                             1,900       42,351
Ryder System, Inc.                                        13,600      254,320
Watson Wyatt & Co. Holdings (b)                            2,500       44,100
                                                                  ------------
                                                                      787,447
                                                                  ------------
------------------------------------------------------------------------------
Steel  (0.8%)
NS Group, Inc. (b)                                         4,600       31,510
Quanex Corp.                                               2,200       57,090
Shaw Group, Inc. (b)                                       1,200       33,000
Worthington Industries, Inc.                               6,500       84,500
                                                                  ------------
                                                                      206,100
                                                                  ------------
------------------------------------------------------------------------------
TELECOMMUNICATIONS  (3.7%)
AirGate PCS, Inc. (b)                                      1,900       97,774
Alamosa Holdings, Inc. (b)                                 4,200       59,136
Anixter International, Inc. (b)                            4,700      116,560
Avid Technology, Inc. (b)                                  4,300       38,614
Commonwealth Telephone Enterprises, Inc. (b)               2,000       85,660
General Cable Corp.                                        7,600       85,880
General Communication, Inc. (b)                            6,300       73,206
Metro One Telecommunications, Inc. (b)                     1,450       43,718
Rural Cellular Corp. Class A (b)                           3,600       81,756
Spectralink Corp. (b)                                     11,100      125,208
US Unwired, Inc. (b)                                      13,900      167,912
                                                                  ------------
                                                                      975,424
                                                                  ------------
------------------------------------------------------------------------------

                                                       SHARES
                                                         OR
                                                      PRINCIPAL      MARKET
                                                       AMOUNT        VALUE
COMMON STOCK  (CONTINUED)
------------------------------------------------------------------------------
TOBACCO  (0.9%)
Standard Commercial Corp.                                  4,400  $    81,840
Universal Corp.                                            4,700      151,998
                                                                  ------------
                                                                      233,838
                                                                  ------------
------------------------------------------------------------------------------
TRANSPORTATION  (2.1%)
Alexander & Baldwin, Inc.                                  3,400       75,718
Dollar Thrifty Automotive Group, Inc. (b)                  3,600       42,300
Offshore Logistics, Inc. (b)                               9,800      195,510
Overseas Shipholding Group, Inc.                           8,500      211,565
Rent-A-Center, Inc. (b)                                    1,400       38,150
                                                                  ------------
                                                                      563,243
                                                                  ------------
------------------------------------------------------------------------------
TRAVEL  (0.2%)
Travelocity.com, Inc. (b)                                  3,500       51,065
                                                                  ------------
------------------------------------------------------------------------------
Utilities  (1.0%)
AGL Resources, Inc.                                        5,100      105,315
Cleco Corp.                                                6,300      126,693
El Paso Electric Co. (b)                                   2,200       29,920
                                                                  ------------
                                                                      261,928
                                                                  ------------
TOTAL COMMON STOCK                                                 26,524,227
                                                                  ------------
REPURCHASE AGREEMENT  (0.2%)
------------------------------------------------------------------------------
Fifth Third Bank, 2.36%, 11/01/01
(Fully collateralized by FHARM)                      $    56,619       56,619
                                                                  ------------
TOTAL REPURCHASE AGREEMENT                                             56,619
                                                                  ------------
TOTAL INVESTMENTS (Cost $26,547,936) (a) - (100.1%)                26,580,846
LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.1%)                       (32,577)
                                                                  ------------
NET ASSETS - (100.0%)                                             $26,548,269
                                                                  ============
------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes primarily by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $63,217. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized appreciation         $ 2,658,810
     Unrealized depreciation          (2,689,117)
                                       ---------
     Net unrealized depreciation     $   (30,307)
                                       =========

(b)  Denotes a non-income producing security.

FHARM    Freddie Mac Adjustable Rate Mortgage
REIT     Real Estate Investment Trust


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  NATIONWIDE  15

STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
                                                       OCTOBER 31, 2001


                                                                                     NATIONWIDE     NATIONWIDE
                                                                                      LARGE CAP     LARGE CAP     NATIONWIDE
                                                                                       GROWTH         VALUE       SMALL CAP
                                                                                        FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $53,230,856; $30,113,099
     and $26,491,317; respectively)                                                 $ 43,233,056   $28,205,545   $26,524,227
Repurchase agreements, at cost                                                            85,125       222,554        56,619
                                                                                    -------------  ------------  ------------
     Total Investments                                                                43,318,181    28,428,099    26,580,846
                                                                                    -------------  ------------  ------------
Cash                                                                                     125,000             -             -
Interest and dividends receivable                                                         16,037        42,728        15,982
Receivable for investments sold                                                                -       369,730             -
Receivable from adviser                                                                    8,521        12,522         7,590
Net receivable for variation margin on futures contracts                                     300             -             -
Prepaid expenses and other assets                                                            913           688           538
                                                                                    -------------  ------------  ------------
     Total Assets                                                                     43,468,952    28,853,767    26,604,956
                                                                                    -------------  ------------  ------------

LIABILITIES:
Payable for investments purchased                                                              -       326,255             -
Accrued expenses and other payables
   Investment advisory fees                                                               30,254        18,415        21,416
   Fund administration fees                                                                6,370         6,370         6,370
   Transfer agent fees                                                                    14,562         3,124         4,784
   Distribution fees                                                                       9,329         6,502         5,257
   Administrative servicing fees                                                           6,536         3,654         3,568
   Other                                                                                  36,610        11,561        15,292
                                                                                    -------------  ------------  ------------
     Total Liabilities                                                                   103,661       375,881        56,687
                                                                                    -------------  ------------  ------------
NET ASSETS                                                                          $ 43,365,291   $28,477,886   $26,548,269
                                                                                    =============  ============  ============

REPRESENTED BY:
Capital                                                                             $ 64,392,210   $29,402,963   $27,068,507
Accumulated net investment income (loss)                                                       -        32,565         1,549
Accumulated net realized gains (losses) from investments and futures transactions    (11,022,748)      949,912      (554,697)
Net unrealized appreciation (depreciation) on investments and futures                (10,004,171)   (1,907,554)       32,910
                                                                                    -------------  ------------  ------------
NET ASSETS                                                                          $ 43,365,291   $28,477,886   $26,548,269
                                                                                    =============  ============  ============
NET ASSETS:
Class A Shares                                                                      $ 33,579,042   $27,824,270   $21,189,529
Class B Shares                                                                         2,246,810       528,159       853,885
Class C Shares                                                                            34,579        57,625      19,507(a)
Institutional Service Class Shares                                                     7,504,860        67,832     4,485,348
                                                                                    -------------  ------------  ------------
Total                                                                               $ 43,365,291   $28,477,886   $26,548,269
                                                                                    =============  ============  ============

SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                         4,052,578     2,787,333     1,963,398
Class B Shares                                                                           279,667        53,566        80,502
Class C Shares                                                                             4,300         5,848       1,836(a)
Institutional Service Class Shares                                                       899,347         6,764       413,795
                                                                                    -------------  ------------  ------------
Total                                                                                  5,235,892     2,853,511     2,459,531
                                                                                    =============  ============  ============

NET ASSET VALUE:
Class A Shares                                                                      $       8.29   $      9.98   $     10.79
Class B Shares*                                                                     $       8.03   $      9.86   $     10.61
Class C Shares**                                                                    $       8.04   $      9.85   $     10.63
Institutional Service Class Shares                                                  $       8.34   $     10.03   $     10.84
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                                      $       8.80   $     10.59   $     11.45
Class C Shares                                                                      $       8.12   $      9.95   $     10.74
                                                                                    -------------  ------------  ------------
Maximum Sales Charge - Class A Shares                                                       5.75%         5.75%         5.75%
                                                                                    =============  ============  ============
Maximum Sales Charge - Class C Shares                                                       1.00%         1.00%         1.00%
                                                                                    =============  ============  ============
-----------------------------------------------------------------------------------------------------------------------------


(a) Net assets are actually $19,506.62 and shares outstanding are 1,835.576 shares.
  * For Class B Shares, the redemption price per share varies by length of time shares are held.
** For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.


SEE NOTES TO FINANCIAL STATEMENTS.


16  NATIONWIDE

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
                                             FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                                    NATIONWIDE     NATIONWIDE
                                                                                     LARGE CAP     LARGE CAP     NATIONWIDE
                                                                                      GROWTH         VALUE       SMALL CAP
                                                                                       FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                    $     81,285   $    59,781   $    17,191
Dividend income (net of foreign withholding tax of $198; $0 and $0; respectively)       270,076       644,635       312,164
                                                                                   -------------  ------------  ------------
     Total Income                                                                       351,361       704,416       329,355
                                                                                   -------------  ------------  ------------
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                                387,694       250,987       265,515
Fund administration fees                                                                 75,000        75,000        75,000
Distribution fees Class A                                                                93,935        73,721        56,827
Distribution fees Class B                                                                26,056         5,041         8,325
Distribution fees Class C                                                                    95           145            55
Administrative servicing fees Class A                                                    53,711        42,780        32,582
Administrative servicing fees Institutional Service Class                                17,844         8,430        10,072
Accounting fees                                                                           6,556         3,248         6,561
Transfer agent fees                                                                     129,573        22,172        34,164
Trustees' fees                                                                            2,354         1,403         1,139
Professional fees                                                                        16,728        12,768        11,663
Custodian fees                                                                           13,185        12,684        12,949
Insurance fees                                                                              560           368           274
Registration and filing fees                                                             38,599        24,082        28,207
Printing                                                                                 69,463        13,721        18,074
Other                                                                                     4,389         2,702         2,154
                                                                                   -------------  ------------  ------------
     Total expenses before reimbursed expenses                                          935,742       549,252       563,561
Expenses reimbursed                                                                    (347,264)     (165,683)     (186,538)
                                                                                   -------------  ------------  ------------
     Total Expenses                                                                     588,478       383,569       377,023
                                                                                   -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                                                           (237,117)      320,847       (47,668)
                                                                                   -------------  ------------  ------------
----------------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investments and futures transactions                 (10,799,466)    1,875,966      (450,399)
Net change in unrealized appreciation/depreciation on investments and futures       (13,103,058)   (4,552,381)   (2,144,100)
                                                                                   -------------  ------------  ------------
Net realized/unrealized gains (losses) on investments and futures                   (23,902,524)   (2,676,415)   (2,594,499)
                                                                                   -------------  ------------  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                     $(24,139,641)  $(2,355,568)  $(2,642,167)
                                                                                   =============  ============  ============
----------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  NATIONWIDE  17

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------


                                             NATIONWIDE LARGE CAP         NATIONWIDE LARGE CAP            NATIONWIDE SMALL
                                                 GROWTH FUND                   VALUE FUND                     CAP FUND
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                             2001           2000           2001           2000           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)             $   (237,117)  $   (169,205)  $    320,847   $    434,342   $    (47,668)  $    (40,695)
Net realized gains (losses) on
     investments and futures
     transactions                         (10,799,466)     2,152,104      1,875,966       (715,035)      (450,399)     2,404,176
Net change in unrealized
     appreciation/depreciation on
     investments and futures              (13,103,058)       614,277     (4,552,381)     3,368,452     (2,144,100)     1,776,087
                                         -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets resulting
     from operations                      (24,139,641)     2,597,176     (2,355,568)     3,087,759     (2,642,167)     4,139,568
                                         -------------  -------------  -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
     SHAREHOLDERS FROM:
Net investment income                               -              -       (275,397)      (387,356)             -            (15)
Net realized gains on investments          (1,347,581)      (473,445)             -              -     (1,920,107)      (174,519)
In excess of net realized gains on
     investments                             (169,786)             -              -       (106,016)       (89,218)             -

DISTRIBUTIONS TO CLASS B
     SHAREHOLDERS FROM:
Net investment income                               -              -           (935)        (3,544)             -              -
Net realized gains on investments            (103,036)       (21,460)             -              -        (64,071)        (2,311)
In excess of net realized gains on
     investments                              (12,982)             -              -           (760)        (2,977)             -

DISTRIBUTIONS TO CLASS C
     SHAREHOLDERS FROM:
Net investment income                               -              -        (126)(a)             -              -              -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE
     CLASS SHAREHOLDERS FROM:
Net investment income                               -              -        (36,611)       (19,424)             -           (368)
Net realized gains on investments            (314,260)       (77,685)             -              -       (357,869)       (17,615)
In excess of net realized gains on
     investments                              (39,595)             -              -         (3,146)       (16,628)             -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets from shareholder
     distributions                         (1,987,240)      (572,590)      (313,069)      (520,246)    (2,450,870)      (194,828)
                                         -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets from capital
     transactions                          15,711,093     12,573,178     (1,632,502)     3,418,456      2,780,313      3,111,977
                                         -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets                      (10,415,788)    14,597,764     (4,301,139)     5,985,969     (2,312,724)     7,056,717
NET ASSETS:
Beginning of period                        53,781,079     39,183,315     32,779,025     26,793,056     28,860,993     21,804,276
                                         -------------  -------------  -------------  -------------  -------------  -------------
End of period                            $ 43,365,291   $ 53,781,079   $ 28,477,886   $ 32,779,025   $ 26,548,269   $ 28,860,993
                                         =============  =============  =============  =============  =============  =============
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.


18  NATIONWIDE

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                     CLASS A SHARES                               CLASS B SHARES
                                        YEAR ENDED     YEAR ENDED     PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
NATIONWIDE LARGE CAP GROWTH FUND        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                           2001           2000          1999(A)          2001           2000          1999(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                  $      14.37   $      13.58   $       10.00   $      14.18   $      13.50   $       10.00
                                       -------------  -------------  --------------  -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                  (0.04)         (0.04)          (0.04)         (0.11)         (0.06)          (0.12)
Net realized and unrealized gains
  (losses) on investments                     (5.55)          1.03            3.62          (5.55)          0.94            3.62
                                       -------------  -------------  --------------  -------------  -------------  --------------
     Total investment activities              (5.59)          0.99            3.58          (5.66)          0.88            3.50
                                       -------------  -------------  --------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net realized gains                            (0.43)         (0.20)              -          (0.43)         (0.20)              -
In excess of net realized gains               (0.06)             -               -          (0.06)             -               -
                                       -------------  -------------  --------------  -------------  -------------  --------------
     Total distributions                      (0.49)         (0.20)              -          (0.49)         (0.20)              -
                                       -------------  -------------  --------------  -------------  -------------  --------------
Net increase (decrease) in net asset
     value                                    (6.08)          0.79            3.58          (6.15)          0.68            3.50
                                       -------------  -------------  --------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD        $       8.29   $      14.37   $       13.58   $       8.03   $      14.18   $       13.50
                                       =============  =============  ==============  =============  =============  ==============
     Total Return (excluding sales
     charge)                                (39.92%)          7.26%       35.80%(b)       (40.98%)          6.48%       35.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)     $     33,579   $     40,643   $      33,410   $      2,247   $      3,234   $       1,179
Ratio of expenses to average net
  assets                                       1.20%          1.20%        1.20%(c)          1.95%          1.95%        1.95%(c)
Ratio of net investment income (loss)
  to average net assets                      (0.47%)        (0.33%)      (0.27%)(c)        (1.21%)        (1.06%)      (0.97%)(c)
Ratio of expenses to average net
  assets*                                      1.88%          1.74%        1.69%(c)          3.70%          3.33%        5.26%(c)
Portfolio turnover**                          78.02%         86.68%          65.27%         78.02%         86.68%          65.27%

                                                              CLASS C SHARES       INSTITUTIONAL SERVICE CLASS SHARES
                                                               PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                               OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2001(d)          2001           2000          1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $        9.91   $      14.41   $      13.60   $       10.00
                                                              --------------  -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.03)         (0.03)         (0.03)          (0.01)
Net realized and unrealized gains (losses) on investments             (1.84)         (5.55)          1.04            3.61
                                                              --------------  -------------  -------------  --------------
     Total investment activities                                      (1.87)         (5.58)          1.01            3.60
                                                              --------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net realized gains                                                        -          (0.43)         (0.20)              -
In excess of net realized gains                                           -          (0.06)             -               -
                                                              --------------  -------------  -------------  --------------
     Total distributions                                                  -          (0.49)         (0.20)              -
                                                              --------------  -------------  -------------  --------------
Net increase (decrease) in net asset value                            (1.87)         (6.07)          0.81            3.60
                                                              --------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $        8.04   $       8.34   $      14.41   $       13.60
                                                              ==============  =============  =============  ==============
     Total Return (excluding sales charge)                       (18.87%)(b)       (39.73%)          7.40%       36.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          35   $      7,505   $      9,904   $       4,594
Ratio of expenses to average net assets                             1.95%(c)          1.05%          1.05%        1.05%(c)
Ratio of net investment income (loss) to average net assets       (1.20%)(c)        (0.33%)        (0.17%)      (0.09%)(c)
Ratio of expenses to average net assets*                            4.51%(c)          1.62%          1.54%        3.46%(c)
Portfolio turnover**                                                  78.02%         78.02%         86.68%          65.27%
--------------------------------------------------------------------------------------------------------------------------

*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  NATIONWIDE  19

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                     CLASS A SHARES                                CLASS B SHARES
                                        YEAR ENDED     YEAR ENDED     PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
NATIONWIDE LARGE CAP VALUE FUND         OCTOBER 31,    OCTOBER 31,     OCTOBER 31     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                           2001           2000          1999(a)          2001           2000          1999(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                  $      10.96   $      10.32   $       10.00   $      10.84   $      10.24   $       10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                   0.10           0.15            0.07           0.02           0.07           (0.02)
Net realized and unrealized gains
  (losses) on investments                     (0.98)          0.67            0.32          (0.98)          0.68            0.27
     Total investment activities              (0.88)          0.82            0.39          (0.96)          0.75            0.25
DISTRIBUTIONS:
Net investment income                         (0.10)         (0.14)          (0.07)         (0.02)         (0.11)          (0.01)
In excess of net realized gains                   -          (0.04)              -              -          (0.04)              -
     Total distributions                      (0.10)         (0.18)          (0.07)         (0.02)         (0.15)          (0.01)
Net increase (decrease) in net asset
     value                                    (0.98)          0.64            0.32          (0.98)          0.60            0.24
NET ASSET VALUE - END OF PERIOD        $       9.98   $      10.96   $       10.32   $       9.86   $      10.84   $       10.24
Total Return (excluding sales charge)        (8.07%)          8.09%        3.86%(b)        (8.84%)          7.42%        2.50%(b)
Ratios/Supplemental Data:
Net assets, at end of period (000)     $     27,824   $     30,726   $      25,883   $        528   $        408   $         155
Ratio of expenses to average net
  assets                                       1.15%          1.15%        1.15%(c)          1.90%          1.90%        1.90%(c)
Ratio of net investment income (loss)
  to average net assets                        0.96%          1.47%        0.85%(c)          0.21%          0.70%        0.13%(c)
Ratio of expenses to average net
  assets*                                      1.64%          1.77%        1.87%(c)          3.24%          3.56%        5.34%(c)
Portfolio turnover**                         156.09%         88.41%         120.94%        156.09%         88.41%         120.94%
---------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS C SHARES       INSTITUTIONAL SERVICE CLASS SHARES
                                                               PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                               OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2001(d)          2001+          2000+         1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $       11.21   $      10.98   $      10.35   $       10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.02           0.12           0.16            0.08
Net realized and unrealized gains (losses) on investments             (1.34)         (0.98)          0.67            0.33
     Total investment activities                                      (1.32)         (0.86)          0.83            0.41
DISTRIBUTIONS:
Net investment income                                                 (0.04)         (0.09)         (0.16)          (0.06)
In excess of net realized gains                                           -              -          (0.04)              -
     Total distributions                                              (0.04)         (0.09)         (0.20)          (0.06)
Net increase (decrease) in net asset value                            (1.36)         (0.95)          0.63            0.35
NET ASSET VALUE - END OF PERIOD                               $        9.85   $      10.03   $      10.98   $       10.35
     Total Return (excluding sales charge)                       (11.82%)(b)        (7.86%)          8.20%        4.05%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          58   $         68   $      1,645   $         755
Ratio of expenses to average net assets                             1.90%(c)          1.00%          1.00%        1.00%(c)
Ratio of net investment income (loss) to average net assets         0.11%(c)          1.03%          1.56%        0.77%(c)
Ratio of expenses to average net assets*                            3.94%(c)          1.44%          1.64%        4.21%(c)
Portfolio turnover**                                                 156.09%        156.09%         88.41%         120.94%
--------------------------------------------------------------------------------------------------------------------------

 *  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
    Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.


20  NATIONWIDE

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                     CLASS A SHARES                                CLASS B SHARES
                                        YEAR ENDED     YEAR ENDED     PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
NATIONWIDE SMALL CAP FUND               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                           2001           2000          1999(A)          2001           2000          1999(A)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                  $      13.12   $      11.19   $       10.00   $      13.02   $      11.17   $       10.00
                                       -------------  -------------  --------------  -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                  (0.02)         (0.02)           0.03          (0.09)         (0.08)          (0.05)
Net realized and unrealized gains
  (losses) on investments                     (1.23)          2.05            1.19          (1.24)          2.03            1.22
                                       -------------  -------------  --------------  -------------  -------------  --------------
     Total investment activities              (1.25)          2.03            1.22          (1.33)          1.95            1.17
                                       -------------  -------------  --------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                             -              -           (0.03)             -              -               -
Net realized gains                            (1.03)         (0.10)              -          (1.03)         (0.10)              -
In excess of net realized gains               (0.05)             -               -          (0.05)             -               -
                                       -------------  -------------  --------------  -------------  -------------  --------------
     Total distributions                      (1.08)         (0.10)          (0.03)         (1.08)         (0.10)              -
                                       -------------  -------------  --------------  -------------  -------------  --------------
Net increase (decrease) in net asset
  value                                       (2.33)          1.93            1.19          (2.41)          1.85            1.17
                                       -------------  -------------  --------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD        $      10.79   $      13.12   $       11.19   $      10.61   $      13.02   $       11.17
                                       =============  =============  ==============  =============  =============  ==============
     Total Return (excluding sales
     charge)                                (10.09%)         18.25%       12.18%(b)       (10.84%)         17.56%       11.70%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)     $     21,190   $     23,922   $      19,830   $        854   $        748   $         215
Ratio of expenses to average net
  assets                                       1.35%          1.35%        1.35%(c)          2.10%          2.10%        2.10%(c)
Ratio of net investment income (loss)
  to average net assets                      (0.17%)        (0.16%)        0.29%(c)        (0.93%)        (0.90%)      (0.46%)(c)
Ratio of expenses to average net
  assets*                                      2.00%          2.10%        2.24%(c)          3.74%          3.82%        6.57%(c)
Portfolio turnover**                         119.03%        139.27%          81.24%        119.03%        139.27%          81.24%
---------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS C SHARES       INSTITUTIONAL SERVICE CLASS SHARES
                                                               PERIOD ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                               OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2001(D)          2001           2000          1999(A)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $       11.33   $      13.15   $      11.20   $       10.00
                                                              --------------  -------------  -------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.04)             -          (0.01)           0.04
Net realized and unrealized gains (losses) on investments             (0.66)         (1.23)          2.06            1.19
                                                              --------------  -------------  -------------  --------------
     Total investment activities                                      (0.70)         (1.23)          2.05            1.23
                                                              --------------  -------------  -------------  --------------
DISTRIBUTIONS:
Net investment income                                                     -              -              -           (0.03)
Net realized gains                                                        -          (1.03)         (0.10)              -
In excess of net realized gains                                           -          (0.05)             -               -
                                                              --------------  -------------  -------------  --------------
     Total distributions                                                  -          (1.08)         (0.10)          (0.03)
                                                              --------------  -------------  -------------  --------------
Net increase (decrease) in net asset value                            (0.70)         (2.31)          1.95            1.20
                                                              --------------  -------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                               $       10.63   $      10.84   $      13.15   $       11.20
                                                              ==============  =============  =============  ==============
     Total Return (excluding sales charge)                        (6.18%)(b)        (9.90%)         18.44%       12.36%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $          20   $      4,485   $      4,192   $       1,759
Ratio of expenses to average net assets                             2.10%(c)          1.20%          1.20%        1.20%(c)
Ratio of net investment income (loss) to average net assets       (1.26%)(c)        (0.04%)        (0.01%)        0.39%(c)
Ratio of expenses to average net assets*                            5.62%(c)          1.79%          1.92%        4.87%(c)
Portfolio turnover**                                                 119.03%        119.03%        139.27%          81.24%
--------------------------------------------------------------------------------------------------------------------------

  * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  NATIONWIDE  21

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

1.  ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NMF to Gartmore Mutual Funds which is expected to occur on or about January 25, 2002. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-two separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

     - Nationwide Large Cap Growth Fund (Large Cap Growth) (formerly known as Prestige Large Cap Growth Fund)

     - Nationwide Large Cap Value Fund (Large Cap Value) (formerly known as Prestige Large Cap Value Fund)

     - Nationwide Small Cap Fund (Small Cap) (formerly known as Prestige Small Cap Fund)

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

(B)  REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FUTURES

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).
Subsequent payments, known as "variation margin'', are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale'' of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase'' of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.


22  NATIONWIDE                      continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(E) FEDERAL INCOME TAXES

Each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

(F) DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(G) EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class are charged to that class.


                                    continued                     NATIONWIDE  23

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

(H) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:


                                          LARGE CAP GROWTH              LARGE CAP VALUE                 SMALL CAP
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
CAPITAL TRANSACTIONS:                   2001           2000           2001           2000           2001           2000
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Proceeds from shares issued       $ 30,618,024   $ 28,691,919   $ 12,340,911   $ 22,508,527   $  9,341,673   $ 15,979,604
  Dividends reinvested                 1,513,368        473,156        274,910        493,283      2,009,033        174,508
  Cost of shares redeemed            (19,294,797)   (24,037,150)   (12,921,559)   (20,520,516)   (10,058,996)   (15,606,611)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                      12,836,595      5,127,925       (305,738)     2,481,294      1,291,710        547,501
                                    -------------  -------------  -------------  -------------  -------------  -------------
CLASS B SHARES
  Proceeds from shares issued            791,848      2,646,612        272,132        418,274        286,513        594,953
  Dividends reinvested                   114,914         21,263            924          4,257         67,048          2,311
  Cost of shares redeemed               (356,773)      (553,414)       (98,983)      (203,337)       (83,487)      (106,434)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                         549,989      2,114,461        174,073        219,194        270,074        490,830
                                    -------------  -------------  -------------  -------------  -------------  -------------
CLASS C SHARES
  Proceeds from shares issued           38,574(a)             -       64,383(a)             -       20,791(a)             -
  Dividends reinvested                         -              -          126(a)             -              -              -
  Cost of shares redeemed                      -              -      (2,302)(a)             -         (25)(a)             -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                          38,574              -         62,207              -         20,766              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued          5,477,816      7,250,475      8,263,471      4,789,184      3,547,999      4,535,959
  Dividends reinvested                   353,855         77,682         36,611         22,572        374,497         17,981
  Cost of shares redeemed             (3,545,736)    (1,997,365)    (9,863,126)    (4,093,788)    (2,724,733)    (2,480,294)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                       2,285,935      5,330,792     (1,563,044)       717,968      1,197,763      2,073,646
                                    -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets from
     capital transactions           $ 15,711,093   $ 12,573,178   $ (1,632,502)  $  3,418,456   $  2,780,313   $  3,111,977
                                    =============  =============  =============  =============  =============  =============
----------------------------------------------------------------------------------------------------------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
SHARE TRANSACTIONS:                     2001           2000           2001           2000           2001           2000
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Issued                               3,012,711      1,903,169      1,126,334      2,315,254        822,770      1,225,221
  Reinvested                             127,498         32,119         25,844         49,967        173,052         14,877
  Redeemed                            (1,916,516)    (1,567,278)    (1,168,906)    (2,069,626)      (855,131)    (1,190,017)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                       1,223,693        368,010        (16,728)       295,595        140,691         50,081
                                    -------------  -------------  -------------  -------------  -------------  -------------
CLASS B SHARES
  Issued                                  78,241        175,668         24,786         42,263         24,418         46,073
  Reinvested                               9,851          1,455             87            431          5,830            197
  Redeemed                               (36,505)       (36,405)        (8,972)       (20,211)        (7,181)        (8,058)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                          51,587        140,718         15,901         22,483         23,067         38,212
                                    -------------  -------------  -------------  -------------  -------------  -------------
CLASS C SHARES
  Issued                                 4,300(a)             -        6,052(a)             -        1,838(a)             -
  Reinvested                                   -              -          13 (a)             -              -              -
  Redeemed                                     -              -        (217)(a)             -          (2)(a)             -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                           4,300              -          5,848              -          1,836              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                                 540,413        474,236        730,266        480,875        299,375        342,652
  Reinvested                              29,686          5,265          3,324          2,276         32,173          1,531
  Redeemed                              (358,116)      (130,102)      (876,623)      (406,288)      (236,439)      (182,597)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                         211,983        349,399       (143,033)        76,863         95,109        161,586
                                    -------------  -------------  -------------  -------------  -------------  -------------
Total change in shares                 1,491,563        858,127       (138,012)       394,941        260,703        249,879
                                    =============  =============  =============  =============  =============  =============
----------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


24  NATIONWIDE                      continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

3.  TRANSACTIONS WITH AFFILIATES

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. The subadvisers manage the applicable Fund's investments and have the responsibility for making all investment decisions for the applicable Fund. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, VMF pays fees to the applicable subadviser.

Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period ended October 31, 2001:

                                                                             TOTAL    FEES      PAID TO
FUND (SUBADVISER)                                          FEE SCHEDULE      FEES   RETAINED   SUBADVISER
----------------------------------------------------------------------------------------------------------
Large Cap Growth                                       Up to $150 million    0.80%      0.40%        0.40%
   (Goldman Sachs Asset Management)                    $150 million or more  0.70%      0.40%        0.30%
----------------------------------------------------------------------------------------------------------
Large Cap Value                                        Up to $100 million    0.75%      0.40%        0.35%
   (Brinson Partners, Inc. prior to March 1, 2001)     $100 million or more  0.70%      0.40%        0.30%
   (NorthPointe Capital, LLC after March 1, 2001)*
----------------------------------------------------------------------------------------------------------
Small Cap                                              Up to $100 million    0.95%      0.40%        0.55%
   (INVESCO, Inc.)                                     $100 million or more  0.80%      0.40%        0.40%
----------------------------------------------------------------------------------------------------------

* Affiliate of VMF

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps through at least February 28, 2002. The following table illustrates the stated expense caps for each class of shares for the period ended October 31, 2001:

                                                   EXPENSE CAPS
                  -----------------------------------------------------------------------------
                                                                          INSTITUTIONAL SERVICE
                      CLASS A SHARES      CLASS B SHARES   CLASS C SHARES     CLASS SHARES
-----------------------------------------------------------------------------------------------
Large Cap Growth            1.20%              1.95%            1.95%             1.05%
Large Cap Value             1.15%              1.90%            1.90%             1.00%
Small Cap                   1.35%              2.10%            2.10%             1.20%

VMF may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended October 31, 2001, the cumulative potential reimbursements were $773,710, $484,110, and $526,977 for the Large Cap Growth, Large Cap Value and Small Cap Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A, Class B and Class C shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made


                                    continued                     NATIONWIDE  25

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001

within 1 year of purchase. For the year ended October 31, 2001, NAS received commissions of $101,279 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $97,310 was reallowed to affiliated broker-dealers of the Funds. The Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. (whose name will change to Gartmore Distribution Services, Inc. when it becomes the underwriter). As of October 31, 2001, the change in underwriter has not occurred, but it is anticipated to occur during 2002.

Effective June 18, 2001, the Small Cap Fund began assessing a 1.50% redemption fee on all classes of shares that are purchased after June 18, 2001, and are sold or exchanged within 90 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended October 31, 2001, the Funds incurred fund administration fees according to the following schedule:

                       FUND ADMINISTRATION FEE SCHEDULE*
               ------------------------------------------------
                    Up to $250 million                0.10%
                On the next $750 million              0.06%
                  On $1 billion and more              0.04%

* THE FUND ADMINISTRATION FEE IS SUBJECT TO A MINIMUM OF $75,000 PER FUND PER YEAR.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares.

4.  BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. On occasion during the year, each of the Funds temporarily borrowed funds. The interest costs for Large Cap Growth, Large Cap Value and Small Cap were $2,572, $2,124 and $1,832, respectively, and are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the agreement. The Funds had no outstanding borrowings as of October 31, 2001.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001, are summarized as follows:


FUND                                            PURCHASES            SALES
--------------------------------------------------------------------------------
Large Cap Growth                              $  54,312,329     $  36,496,684
Large Cap Value                                  50,329,900        51,583,053
Small Cap                                        33,790,497        33,197,853


26  NATIONWIDE                      continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


6.  FEDERAL INCOME TAX INFORMATION

As of October 31, 2001, the following Funds had net capital loss carryforwards which will be available through the stated years to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                  AMOUNT            EXPIRES
--------------------------------------------------------------------------------
Large Cap Growth                              $  10,691,738          2009
Small Cap                                           489,932          2009

During the fiscal year ended October 31, 2001, the Funds paid long-term capital gain distributions as follows:

                                                 AMOUNT
--------------------------------------------------------------------------------
Large Cap Growth                                 $552,875
Small Cap                                         247,026

7.  SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on November 29, 2001, the Board considered and approved the following transactions:

(a) Approved a name change of the Nationwide Large Cap Value Fund to the Gartmore Large Cap Value Fund which will become effective on or about January 25, 2002.

(b) Approved a change in the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement so that the services provided under both agreements are covered by a combined fee schedule as follows:

                  FEE SCHEDULE BASED ON TRUST LEVEL NET ASSETS
              ----------------------------------------------------
                               Up to $1 billion            0.25%
              Between $1 billion and $3 billion            0.18%
              Between $3 billion and $4 billion            0.14%
              Between $4 billion and $5 billion            0.07%
             Between $5 billion and $10 billion            0.04%
            Between $10 billion and $12 billion            0.02%
                        On $12 billion and more            0.01%

     The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.

8.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2001 qualify for the corporate dividends received deduction for the following Funds:

                                                        PERCENTAGE
--------------------------------------------------------------------------------
Large Cap Growth                                           18.54%
Large Cap Value                                           100.00%
Small Cap                                                  13.26%


                                                                  NATIONWIDE  27

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF NATIONWIDE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Large Cap Growth Fund (formerly Prestige Large Cap Growth Fund), Nationwide Large Cap Value Fund (formerly Prestige Large Cap Value Fund), and Nationwide Small Cap Fund (formerly Prestige Small Cap Fund) (the Funds), each a series of Nationwide Mutual Funds, as of October 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by confirmation with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds, as of October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
COLUMBUS, OHIO
DECEMBER 14, 2001

INVESTMENT ADVISER
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, PA 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, OH 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITOR
KPMG LLP
191 West Nationwide Blvd.
Suite 500
Columbus, OH 43215

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, OH 43216-1492

TRUSTEES
Joseph J. Gasper, Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H. J. Cholmondeley
Boston, Massachusetts

C. Brent DeVore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara L. Hennigar
Aurora, Colorado

Paul J. Hondros
Conshohocken, Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Arden L. Shisler
Dalton, Ohio

David C. Wetmore
Reston, Virginia


OFFICERS
Joseph J. Gasper
Chairman

Kevin S. Crossett
Secretary

Elizabeth A. Davin
Assistant Secretary

Michael A. Krulikowski
Assistant Secretary

Alaina V. Metz
Assistant Secretary

Zita A. Resurreccion
Assistant Secretary

Dina A. Tantra
Assistant Secretary

Gerald J. Holland
Treasurer

William J. Baltrus
Assistant Treasurer

Joseph Finelli
Assistant Treasurer

Laurice A. Frysinger
Assistant Treasurer

Bryan C. Haft
Assistant Treasurer

Edwin P. McCausland
Assistant Treasurer

Mark R. Thresher
Assistant Treasurer

Mary L. Vitale
Assistant Treasurer



This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

A FOUNDATION OF STRONG PRINCIPLES

We built Villanova Capital on four core values:

CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core portfolio must adhere strictly to its mandate.

PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.

PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.

INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.


NATIONWIDE(R) FAMILY OF FUNDS
offered by Villanova Capital through Nationwide Advisory Services, Inc.

Shareholder Services:
1-800-848-0920

Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012


WWW.NATIONWIDEFUNDS.COM


NATIONWIDE (R)
Family of Funds

P.O. Box 182205
Columbus, OH  43218-2205

October 2001
Annual Report